FINANCIAL STATEMENTS OF

THE GUARDIAN SEPARATE ACCOUNT K

The Guardian Separate Account K

STATEMENTS OF ASSETS AND LIABILITIES

	Victory RS Large Cap Alpha VIP Series	Victory 500 Index VIP Series	Victory High Yield VIP Series

	12/31/2024	12/31/2024	12/31/2024

Assets:
Shares owned in underlying fund	2,745,478	262,213	12,900
Net asset value per share (NAV)	50.28	17.87	5.98

Total Assets (Shares x NAV)	$138,042,652	$4,685,738	$77,141

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	17,337	2,191	—

Net Assets	$138,025,315	$4,683,547	$77,141

Net Assets: Park Avenue Life Series
Contract value in accumulation period	$135,970,709	$2,142,902	$—

Net Assets	$135,970,709	$2,142,902	$—
Units Outstanding	1,517,918	41,020	—

Unit Value (accumulation)	$89.58	$52.24	—

Net Assets: Park Avenue Millennium Series
Contract value in accumulation period	$2,054,606	$2,540,645	$77,141

Net Assets	$2,054,606	$2,540,645	$77,141
Units Outstanding	54,484	42,349	2,001

Unit Value (accumulation)	$37.71	$59.99	$38.54

Net Assets: Total
Contract value in accumulation period	$138,025,315	$4,683,547	$77,141

Net Assets	$138,025,315	$4,683,547	$77,141

Cost of Shares in Underlying Fund	$126,682,617	$4,550,203	$87,116
STATEMENTS OF OPERATIONS

	Victory RS Large Cap Alpha VIP Series	Victory 500 Index VIP Series	Victory High Yield VIP Series

	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024

2024 Investment Income
Income:
Reinvested dividends	$1,835,964	$61,037	$7,166
Expenses:
Mortality expense risk and administrative charges	807,835	12,788	—

Net investment income/(expense)	1,028,129	48,249	7,166

2024 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	(339,387)	46,485	(57)
Reinvested realized gain distributions	4,999,882	386,359	—

Net realized gain/(loss) on investments	4,660,495	432,844	(57)
Net change in unrealized appreciation/(depreciation) of investments	18,991,581	465,722	(1,191)

Net realized and unrealized gain/(loss) from investments	23,652,076	898,566	(1,248)

2024 Net Increase/(Decrease) in Net Assets Resulting from Operations	$24,680,205	$946,815	$5,918

See notes to financial statements.

B-2

Investment Options
Victory RS International VIP Series	Victory Sophus Emerging Markets VIP Series	Victory RS Small Cap Growth Equity VIP Series	Gabelli Capital Asset Fund	Invesco V.I. American Franchise Fund Series I	Invesco V.I. Equity and Income Fund Series I	Invesco V.I. Core Equity Fund Series I

12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

436,054	173,240	879,700	520,648	56,148	25,255	229,719
17.44	10.80	10.69	14.83	79.53	17.46	33.62

$7,604,775	$1,870,991	$9,403,989	$7,721,209	$4,465,468	$440,956	$7,723,150

2,715	1,715	2,834	2,762	2,340	1,710	2,034

$7,602,060	$1,869,276	$9,401,155	$7,718,447	$4,463,128	$439,246	$7,721,116

$7,415,371	$1,710,858	$8,849,478	$7,051,183	$4,220,738	$422,911	$7,191,563

$7,415,371	$1,710,858	$8,849,478	$7,051,183	$4,220,738	$422,911	$7,191,563
149,963	33,784	129,292	102,702	66,762	17,388	145,885

$49.45	$50.64	$68.45	$68.66	$63.22	$24.32	$49.30

$186,689	$158,418	$551,677	$667,264	$242,390	$16,335	$529,553

$186,689	$158,418	$551,677	$667,264	$242,390	$16,335	$529,553
6,814	3,362	9,544	11,337	5,977	587	15,406

$27.40	$47.11	$57.81	$58.86	$40.56	$27.83	$34.37

$7,602,060	$1,869,276	$9,401,155	$7,718,447	$4,463,128	$439,246	$7,721,116

$7,602,060	$1,869,276	$9,401,155	$7,718,447	$4,463,128	$439,246	$7,721,116

$7,093,582	$2,255,244	$12,356,533	$9,082,452	$3,366,897	$460,603	$7,101,060

Investment Options
Victory RS International VIP Series	Victory Sophus Emerging Markets VIP Series	Victory RS Small Cap Growth Equity VIP Series	Gabelli Capital Asset Fund	Invesco V.I. American Franchise Fund Series I	Invesco V.I. Equity and Income Fund Series I	Invesco V.I. Core Equity Fund Series I

1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024

$233,278	$54,633	$—	$52,224	$—	$7,740	$51,087

47,996	11,190	53,012	43,538	24,229	2,591	41,693

185,282	43,443	(53,012)	8,686	(24,229)	5,149	9,394

64,870	(189,423)	(220,641)	(131,515)	72,688	(3,034)	3,588
—	—	—	800,692	—	16,611	613,529

64,870	(189,423)	(220,641)	669,177	72,688	13,577	617,117
150,342	242,964	1,237,743	116,740	1,121,340	25,877	941,483

215,212	53,541	1,017,102	785,917	1,194,028	39,454	1,558,600

$400,494	$96,984	$964,090	$794,603	$1,169,799	$44,603	$1,567,994

B-3

The Guardian Separate Account K

STATEMENTS OF ASSETS AND LIABILITIES

	AB VPS Relative Value Portfolio Class B	AB VPS Large Cap Growth Portfolio Class B	AB Sustainable Global Thematic Portfolio Class B

	12/31/2024	12/31/2024	12/31/2024

Assets:
Shares owned in underlying fund	55,163	9,902	1,841
Net asset value per share (NAV)	30.87	79.72	32.80

Total Assets (Shares x NAV)	$1,702,892	$789,381	$60,391

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	2,061	1,059	1,465

Net Assets	$1,700,831	$788,322	$58,926

Net Assets: Park Avenue Life Series
Contract value in accumulation period	$1,601,127	$779,220	$58,926

Net Assets	$1,601,127	$779,220	$58,926
Units Outstanding	33,862	9,580	1,846

Unit Value (accumulation)	$47.28	$81.34	$31.93

Net Assets: Park Avenue Millennium Series
Contract value in accumulation period	$99,704	$9,102	$—

Net Assets	$99,704	$9,102	$—
Units Outstanding	1,910	98	—

Unit Value (accumulation)	$52.19	$93.24	—

Net Assets: Total
Contract value in accumulation period	$1,700,831	$788,322	$58,926

Net Assets	$1,700,831	$788,322	$58,926

Cost of Shares in Underlying Fund	$1,588,565	$659,465	$56,590
STATEMENTS OF OPERATIONS

	AB VPS Relative Value Portfolio Class B	AB VPS Large Cap Growth Portfolio Class B	AB Sustainable Global Thematic Portfolio Class B

	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024

2024 Investment Income
Income:
Reinvested dividends	$21,321	$—	$—
Expenses:
Mortality expense risk and administrative charges	9,991	4,856	419

Net investment income/(expense)	11,330	(4,856)	(419)

2024 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	304	11,844	280
Reinvested realized gain distributions	59,993	34,080	186

Net realized gain/(loss) on investments	60,297	45,924	466
Net change in unrealized appreciation/(depreciation) of investments	118,139	116,064	2,919

Net realized and unrealized gain/(loss) from investments	178,436	161,988	3,385

2024 Net Increase/(Decrease) in Net Assets Resulting from Operations	$189,766	$157,132	$2,966

See notes to financial statements.

B-4

Investment Options

LVIP American Century International Fund Class I	LVIP American Century Value Fund Class I	Davis Financial Portfolio	Davis Real Estate Portfolio	Davis Equity Portfolio	Fidelity VIP Contrafund Portfolio Initial Class	Fidelity VIP Equity-Income Portfolio Initial Class

12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

119,312	367,784	11,595	10,808	66,631	271,915	164,129
10.68	12.23	15.28	14.38	5.81	57.94	26.59

$1,274,730	$4,497,630	$177,170	$155,420	$387,124	$15,754,751	$4,364,194

1,602	2,222	—	—	—	2,888	1,855

$1,273,128	$4,495,408	$177,170	$155,420	$387,124	$15,751,863	$4,362,339

$1,273,128	$4,495,408	$—	$—	$—	$15,751,863	$4,362,339

$1,273,128	$4,495,408	$—	$—	$—	$15,751,863	$4,362,339
46,199	72,737	—	—	—	197,745	80,598

$27.56	$61.80	—	—	—	$79.66	$54.12

$—	$—	$177,170	$155,420	$387,124	$—	$—

$—	$—	$177,170	$155,420	$387,124	$—	$—
—	—	3,149	2,523	7,626	—	—

—	—	$56.27	$61.61	$50.76	—	—

$1,273,128	$4,495,408	$177,170	$155,420	$387,124	$15,751,863	$4,362,339

$1,273,128	$4,495,408	$177,170	$155,420	$387,124	$15,751,863	$4,362,339

$1,302,063	$4,012,460	$154,840	$152,558	$506,494	$11,148,915	$3,793,969

Investment Options

LVIP American Century International Fund Class I	LVIP American Century Value Fund Class I	Davis Financial Portfolio	Davis Real Estate Portfolio	Davis Equity Portfolio	Fidelity VIP Contrafund Portfolio Initial Class	Fidelity VIP Equity-Income Portfolio Initial Class

1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024

$22,060	$131,711	$3,143	$3,065	$4,206	$27,684	$76,425

8,142	27,334	—	—	—	90,502	26,525

13,918	104,377	3,143	3,065	4,206	(62,818)	49,900

26,705	140,423	450	1,016	15,087	470,341	78,676
—	255,151	14,083	3,466	78,334	1,765,859	249,504

26,705	395,574	14,533	4,482	93,421	2,236,200	328,180
(11,469)	(123,060)	22,498	(467)	(37,507)	1,844,021	201,290

15,236	272,514	37,031	4,015	55,914	4,080,221	529,470

$29,154	$376,891	$40,174	$7,080	$60,120	$4,017,403	$579,370

B-5

The Guardian Separate Account K

STATEMENTS OF ASSETS AND LIABILITIES

	Fidelity VIP Growth Opportunities Portfolio Initial Class	Fidelity VIP High Income Portfolio Initial Class	Fidelity VIP Index 500 Portfolio Initial Class

	12/31/2024	12/31/2024	12/31/2024

Assets:
Shares owned in underlying fund	136,146	109,028	25,347
Net asset value per share (NAV)	83.00	4.72	569.52

Total Assets (Shares x NAV)	$11,300,104	$514,611	$14,435,668

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	2,549	1,460	3,011

Net Assets	$11,297,555	$513,151	$14,432,657

Net Assets: Park Avenue Life Series
Contract value in accumulation period	$11,297,555	$513,151	$14,432,657

Net Assets	$11,297,555	$513,151	$14,432,657
Units Outstanding	118,050	21,933	184,104

Unit Value (accumulation)	$95.70	$23.40	$78.39

Net Assets: Park Avenue Millennium Series
Contract value in accumulation period	$—	$—	$—

Net Assets	$—	$—	$—
Units Outstanding	—	—	—

Unit Value (accumulation)	—	—	—

Net Assets: Total
Contract value in accumulation period	$11,297,555	$513,151	$14,432,657

Net Assets	$11,297,555	$513,151	$14,432,657

Cost of Shares in Underlying Fund	$6,407,030	$559,347	$7,009,151
STATEMENTS OF OPERATIONS

	Fidelity VIP Growth Opportunities Portfolio Initial Class	Fidelity VIP High Income Portfolio Initial Class	Fidelity VIP Index 500 Portfolio Initial Class

	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024

2024 Investment Income
Income:
Reinvested dividends	$—	$30,249	$175,453
Expenses:
Mortality expense risk and administrative charges	64,466	3,142	85,219

Net investment income/(expense)	(64,466)	27,107	90,234

2024 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	591,095	(604)	1,040,473
Reinvested realized gain distributions	—	—	8,334

Net realized gain/(loss) on investments	591,095	(604)	1,048,807
Net change in unrealized appreciation/(depreciation) of investments	2,751,865	13,213	1,825,415

Net realized and unrealized gain/(loss) from investments	3,342,960	12,609	2,874,222

2024 Net Increase/(Decrease) in Net Assets Resulting from Operations	$3,278,494	$39,716	$2,964,456

See notes to financial statements.

B-6

Investment Options
Fidelity VIP Contrafund Portfolio Service Class 2	Fidelity VIP Equity-Income Portfolio Service Class 2	Fidelity VIP Growth Opportunities Portfolio Service Class 2	Fidelity VIP Mid Cap Portfolio Service Class 2	Fidelity VIP Government Money Market Portfolio Service Class 2	Janus Henderson Enterprise Portfolio Institutional Shares	Janus Henderson Forty Portfolio Institutional Shares

12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

17,823	24,626	3,548	13,860	2,644,921	51,168	81,941
55.50	25.50	80.35	35.48	1.00	84.18	57.38

$989,166	$627,952	$285,114	$491,744	$2,644,921	$4,307,332	$4,701,759

—	—	—	—	1,874	1,758	1,958

$989,166	$627,952	$285,114	$491,744	$2,643,047	$4,305,574	$4,699,801

$—	$—	$—	$—	$2,235,407	$4,305,574	$4,699,801

$—	$—	$—	$—	$2,235,407	$4,305,574	$4,699,801
—	—	—	—	144,685	116,308	69,878

—	—	—	—	$15.45	$37.02	$67.26

$989,166	$627,952	$285,114	$491,744	$407,640	$—	$—

$989,166	$627,952	$285,114	$491,744	$407,640	$—	$—
11,297	12,262	3,283	5,189	27,975	—	—

$87.56	$51.21	$86.84	$94.77	$14.57	—	—

$989,166	$627,952	$285,114	$491,744	$2,643,047	$4,305,574	$4,699,801

$989,166	$627,952	$285,114	$491,744	$2,643,047	$4,305,574	$4,699,801

$721,246	$545,758	$157,630	$468,334	$2,644,921	$3,613,571	$3,446,429

Investment Options
Fidelity VIP Contrafund Portfolio Service Class 2	Fidelity VIP Equity-Income Portfolio Service Class 2	Fidelity VIP Growth Opportunities Portfolio Service Class 2	Fidelity VIP Mid Cap Portfolio Service Class 2	Fidelity VIP Government Money Market Portfolio Service Class 2	Janus Henderson Enterprise Portfolio Institutional Shares	Janus Henderson Forty Portfolio Institutional Shares

1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024

$291	$9,962	$—	$1,663	$125,308	$30,707	$4,731

—	—	—	—	13,803	26,198	26,490

291	9,962	—	1,663	111,505	4,509	(21,759)

15,250	1,358	8,604	1,259	—	133,098	79,818
114,643	37,254	—	63,977	—	163,577	246,949

129,893	38,612	8,604	65,236	—	296,675	326,767
119,726	34,418	73,551	4,863	—	281,413	709,932

249,619	73,030	82,155	70,099	—	578,088	1,036,699

$249,910	$82,992	$82,155	$71,762	$111,505	$582,597	$1,014,940

B-7

The Guardian Separate Account K

STATEMENTS OF ASSETS AND LIABILITIES

	Janus Henderson Research Portfolio Institutional Shares	Janus Henderson Global Research Portfolio Institutional Shares	Janus Henderson Enterprise Portfolio Service Shares

	12/31/2024	12/31/2024	12/31/2024

Assets:
Shares owned in underlying fund	32,537	44,163	6,915
Net asset value per share (NAV)	59.40	72.60	74.72

Total Assets (Shares x NAV)	$1,932,690	$3,206,263	$516,725

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	1,754	1,856	—

Net Assets	$1,930,936	$3,204,407	$516,725

Net Assets: Park Avenue Life Series
Contract value in accumulation period	$1,930,936	$3,204,407	$—

Net Assets	$1,930,936	$3,204,407	$—
Units Outstanding	44,574	129,963	—

Unit Value (accumulation)	$43.32	$24.66	—

Net Assets: Park Avenue Millennium Series
Contract value in accumulation period	$—	$—	$516,725

Net Assets	$—	$—	$516,725
Units Outstanding	—	—	6,339

Unit Value (accumulation)	—	—	$81.51

Net Assets: Total
Contract value in accumulation period	$1,930,936	$3,204,407	$516,725

Net Assets	$1,930,936	$3,204,407	$516,725

Cost of Shares in Underlying Fund	$1,191,557	$2,297,470	$454,024
STATEMENTS OF OPERATIONS

	Janus Henderson Research Portfolio Institutional Shares	Janus Henderson Global Research Portfolio Institutional Shares	Janus Henderson Enterprise Portfolio Service Shares

	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024

2024 Investment Income
Income:
Reinvested dividends	$544	$23,039	$3,098
Expenses:
Mortality expense risk and administrative charges	11,417	18,990	—

Net investment income/(expense)	(10,873)	4,049	3,098

2024 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	61,457	77,479	835
Reinvested realized gain distributions	51,764	96,856	21,632

Net realized gain/(loss) on investments	113,221	174,335	22,467
Net change in unrealized appreciation/(depreciation) of investments	412,766	427,176	43,024

Net realized and unrealized gain/(loss) from investments	525,987	601,511	65,491

2024 Net Increase/(Decrease) in Net Assets Resulting from Operations	$515,114	$605,560	$68,589

See notes to financial statements.

B-8

Investment Options
Janus Henderson Forty Portfolio Service Shares	Janus Henderson Research Portfolio Service Shares	Janus Henderson Global Research Portfolio Service Shares	MFS Total Return Bond Series Initial Class	MFS Growth Series Initial Class	MFS Investors Trust Series Initial Class	MFS New Discovery Series Initial Class

12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

13,066	12,771	10,012	70,062	135,341	144,281	96,843
51.06	56.44	69.97	11.50	73.31	39.74	13.81

$667,139	$720,799	$700,516	$805,715	$9,921,882	$5,733,731	$1,337,398

—	—	—	1,325	2,115	2,444	1,401

$667,139	$720,799	$700,516	$804,390	$9,919,767	$5,731,287	$1,335,997

$—	$—	$—	$804,390	$9,148,360	$5,536,269	$1,041,839

$—	$—	$—	$804,390	$9,148,360	$5,536,269	$1,041,839
—	—	—	31,078	93,086	84,038	24,605

—	—	—	$25.88	$98.28	$65.88	$42.34

$667,139	$720,799	$700,516	$—	$771,407	$195,018	$294,158

$667,139	$720,799	$700,516	$—	$771,407	$195,018	$294,158
6,214	10,689	17,728	—	14,310	3,575	5,998

$107.36	$67.43	$39.51	—	$53.91	$54.56	$49.04

$667,139	$720,799	$700,516	$804,390	$9,919,767	$5,731,287	$1,335,997

$667,139	$720,799	$700,516	$804,390	$9,919,767	$5,731,287	$1,335,997

$491,495	$443,830	$461,188	$883,050	$7,573,652	$4,468,536	$1,593,425

Investment Options
Janus Henderson Forty Portfolio Service Shares	Janus Henderson Research Portfolio Service Shares	Janus Henderson Global Research Portfolio Service Shares	MFS Total Return Bond Series Initial Class	MFS Growth Series Initial Class	MFS Investors Trust Series Initial Class	MFS New Discovery Series Initial Class

1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024

$64	$—	$3,942	$34,795	$—	$39,474	$—

—	—	—	5,064	52,504	33,324	7,463

64	—	3,942	29,731	(52,504)	6,150	(7,463)

(59,190)	8,730	4,175	(19,296)	298,874	111,488	(263,397)
38,608	19,183	21,397	—	715,008	401,645	—

(20,582)	27,913	25,572	(19,296)	1,013,882	513,133	(263,397)
167,349	159,966	101,806	5,417	1,421,200	427,745	360,842

146,767	187,879	127,378	(13,879)	2,435,082	940,878	97,445

$146,831	$187,879	$131,320	$15,852	$2,382,578	$947,028	$89,982

B-9

The Guardian Separate Account K

STATEMENTS OF ASSETS AND LIABILITIES

	MFS Research Series Initial Class	MFS Total Return Series Initial Class

	12/31/2024	12/31/2024

Assets:
Shares owned in underlying fund	37,593	178,192
Net asset value per share (NAV)	35.59	23.27

Total Assets (Shares x NAV)	$1,337,925	$4,146,529

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	1,660	2,313

Net Assets	$1,336,265	$4,144,216

Net Assets: Park Avenue Life Series
Contract value in accumulation period	$1,292,991	$3,788,432

Net Assets	$1,292,991	$3,788,432
Units Outstanding	29,042	82,766

Unit Value (accumulation)	$44.52	$45.77

Net Assets: Park Avenue Millennium Series
Contract value in accumulation period	$43,274	$355,784

Net Assets	$43,274	$355,784
Units Outstanding	852	7,837

Unit Value (accumulation)	$50.77	$45.40

Net Assets: Total
Contract value in accumulation period	$1,336,265	$4,144,216

Net Assets	$1,336,265	$4,144,216

Cost of Shares in Underlying Fund	$1,093,803	$4,214,100
STATEMENTS OF OPERATIONS

	MFS Research Series Initial Class	MFS Total Return Series Initial Class

	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024

2024 Investment Income
Income:
Reinvested dividends	$7,713	$103,870
Expenses:
Mortality expense risk and administrative charges	7,740	23,323

Net investment income/(expense)	(27)	80,547

2024 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	7,330	15,663
Reinvested realized gain distributions	74,160	201,083

Net realized gain/(loss) on investments	81,490	216,746
Net change in unrealized appreciation/(depreciation) of investments	125,305	(6,803)

Net realized and unrealized gain/(loss) from investments	206,795	209,943

2024 Net Increase/(Decrease) in Net Assets Resulting from Operations	$206,768	$290,490

See notes to financial statements.

B-10

Investment Options
Guardian All Cap Core VIP Fund	Guardian Core Fixed Income VIP Fund	Guardian Short Duration Bond VIP Fund	Guardian Balanced Allocation VIP Fund

12/31/2024	12/31/2024	12/31/2024	12/31/2024

1,214,028	235,210	73,109	1,051,521
12.49	10.29	10.65	12.69

$15,163,208	$2,420,314	$778,614	$13,343,797

3,263	2,104	1,911	2,763

$15,159,945	$2,418,210	$776,703	$13,341,034

$14,618,740	$2,200,485	$774,020	$12,937,695

$14,618,740	$2,200,485	$774,020	$12,937,695
1,057,413	217,320	73,858	1,036,073

$13.83	$10.13	$10.48	$12.49

$541,205	$217,725	$2,683	$403,339

$541,205	$217,725	$2,683	$403,339
38,521	21,159	252	31,784

$14.05	$10.29	$10.65	$12.69

$15,159,945	$2,418,210	$776,703	$13,341,034

$15,159,945	$2,418,210	$776,703	$13,341,034

$10,839,038	$2,351,998	$728,670	$10,548,296

Investment Options
Guardian All Cap Core VIP Fund	Guardian Core Fixed Income VIP Fund	Guardian Short Duration Bond VIP Fund	Guardian Balanced Allocation VIP Fund

1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024

$—	$—	$—	$—

86,809	13,246	4,782	78,570

(86,809)	(13,246)	(4,782)	(78,570)

311,800	2,681	8,517	229,423
—	—	—	—

311,800	2,681	8,517	229,423
2,342,352	29,095	26,519	1,474,526

2,654,152	31,776	35,036	1,703,949

$2,567,343	$18,530	$30,254	$1,625,379

B-11

The Guardian Separate Account K

STATEMENTS OF CHANGES IN NET ASSETS

	Victory RS Large Cap Alpha VIP Series	Victory 500 Index VIP Series	Victory High Yield VIP Series

	1/1/2023 to 12/31/2024	1/1/2023 to 12/31/2024	1/1/2023 to 12/31/2024

2023 Increase/(Decrease) from Operations
Net investment income/(expense)	$825,310	$38,673	$5,904
Net realized gain/(loss) from sale of investments	(341,151)	26,225	(993)
Reinvested realized gain distributions	8,605,954	292,141	—
Net change in unrealized appreciation/(depreciation) of investments	4,933,095	471,145	2,766

Net increase/(decrease) resulting from operations	14,023,208	828,184	7,677

2023 Policy Transactions
Net policy purchase payments	3,060,838	105,231	3,352
Transfers on account of death, surrenders and withdrawals	(4,802,541)	(241,348)	(5,761)
Transfers of policy loans	(805,469)	(79,733)	(805)
Transfers of cost of insurance and policy fees	(1,956,088)	(62,732)	(1,251)
Transfers between investment divisions, net	36,840	59,320	—
Transfers–other	43,329	194	—

Net increase/(decrease) from policy transactions	(4,423,091)	(219,068)	(4,465)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—	—

Total Increase/(Decrease) in Net Assets	9,600,117	609,116	3,212
Net Assets at December 31, 2022	110,772,798	3,235,589	66,775

Net Assets at December 31, 2023	$120,372,915	$3,844,705	$69,987

2024 Increase/(Decrease) from Operations
Net investment income/(expense)	$1,028,129	$48,249	$7,166
Net realized gain/(loss) from sale of investments	(339,387)	46,485	(57)
Reinvested realized gain distributions	4,999,882	386,359	—
Net change in unrealized appreciation/(depreciation) of investments	18,991,581	465,722	(1,191)

Net increase/(decrease) resulting from operations	24,680,205	946,815	5,918

2024 Policy Transactions
Net policy purchase payments	2,862,380	99,062	2,977
Transfers on account of death, surrenders and withdrawals	(7,485,783)	(123,292)	—
Transfers of policy loans	(542,459)	(26,620)	(702)
Transfers of cost of insurance and policy fees	(1,936,775)	(64,249)	(1,042)
Transfers between investment divisions, net	(61,745)	7,507	—
Transfers–other	136,577	(381)	3

Net increase/(decrease) from policy transactions	(7,027,805)	(107,973)	1,236

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—	—

Total Increase/(Decrease) in Net Assets	17,652,400	838,842	7,154
Net Assets at December 31, 2023	120,372,915	3,844,705	69,987

Net Assets at December 31, 2024	$138,025,315	$4,683,547	$77,141

See notes to financial statements.

B-12

Investment Options
Victory RS International VIP Series	Victory Sophus Emerging Markets VIP Series	Victory RS Small Cap Growth Equity VIP Series	Gabelli Capital Asset Fund	Invesco V.I. American Franchise Fund Series I	Invesco V.I. Equity and Income Fund Series I	Invesco V.I. Core Equity Fund Series I

1/1/2023 to 12/31/2024	1/1/2023 to 12/31/2024	1/1/2023 to 12/31/2024	1/1/2023 to 12/31/2024	1/1/2023 to 12/31/2024	1/1/2023 to 12/31/2024	1/1/2023 to 12/31/2024

$161,812	$53,450	$(46,193)	$(4,266)	$(18,275)	$5,175	$9,737
(28,817)	(34,930)	(783,051)	(268,714)	15,509	(8,115)	(110,748)
—	—	—	755,087	70,210	19,712	140,344
1,175,538	172,373	2,300,120	302,742	955,936	18,081	1,150,331

1,308,533	190,893	1,470,876	784,849	1,023,380	34,853	1,189,664

260,073	95,481	242,727	184,304	76,655	19,172	184,462
(438,988)	(92,110)	(610,951)	(506,871)	(119,433)	(45,574)	(172,236)
(85,892)	12,175	(5,588)	(21,858)	(4,236)	15,671	(44,816)
(139,553)	(45,943)	(147,591)	(125,131)	(45,001)	(8,674)	(100,094)
25,654	(7,103)	2,911	(36,549)	1,581	—	—
792	450	(1,815)	749	(2,336)	27	6,751

(377,914)	(37,050)	(520,307)	(505,356)	(92,770)	(19,378)	(125,933)

—	—	—	—	—	—	—

930,619	153,843	950,569	279,493	930,610	15,475	1,063,731
6,954,512	1,853,682	7,745,710	7,240,817	2,575,490	374,506	5,296,823

$7,885,131	$2,007,525	$8,696,279	$7,520,310	$3,506,100	$389,981	$6,360,554

$185,282	$43,443	$(53,012)	$8,686	$(24,229)	$5,149	$9,394
64,870	(189,423)	(220,641)	(131,515)	72,688	(3,034)	3,588
—	—	—	800,692	—	16,611	613,529
150,342	242,964	1,237,743	116,740	1,121,340	25,877	941,483

400,494	96,984	964,090	794,603	1,169,799	44,603	1,567,994

228,913	80,890	231,441	163,774	73,079	16,192	168,303
(719,559)	(254,940)	(295,795)	(411,033)	(223,161)	(5,916)	(315,593)
(49,989)	(8,254)	(30,490)	(123,604)	(17,239)	1,761	33,806
(124,676)	(39,145)	(139,163)	(114,880)	(47,745)	(7,635)	(99,888)
(20,096)	(12,535)	(24,144)	(111,636)	—	—	—
1,842	(1,249)	(1,063)	913	2,295	260	5,940

(683,565)	(235,233)	(259,214)	(596,466)	(212,771)	4,662	(207,432)

—	—	—	—	—	—	—

(283,071)	(138,249)	704,876	198,137	957,028	49,265	1,360,562
7,885,131	2,007,525	8,696,279	7,520,310	3,506,100	389,981	6,360,554

$7,602,060	$1,869,276	$9,401,155	$7,718,447	$4,463,128	$439,246	$7,721,116

B-13

The Guardian Separate Account K

STATEMENTS OF CHANGES IN NET ASSETS

	AB VPS Relative Value Portfolio Class B	AB VPS Large Cap Growth Portfolio Class B	AB Sustainable Global Thematic Portfolio Class B

	1/1/2023 to 12/31/2024	1/1/2023 to 12/31/2024	1/1/2023 to 12/31/2024

2023 Increase/(Decrease) from Operations
Net investment income/(expense)	$10,764	$(3,848)	$(573)
Net realized gain/(loss) from sale of investments	(50,295)	1,819	2,574
Reinvested realized gain distributions	128,510	41,912	3,716
Net change in unrealized appreciation/(depreciation) of investments	77,939	124,603	1,656

Net increase/(decrease) resulting from operations	166,918	164,486	7,373

2023 Policy Transactions
Net policy purchase payments	48,602	12,431	1,165
Transfers on account of death, surrenders and withdrawals	(295,874)	(7)	(6,883)
Transfers of policy loans	(69,294)	(441)	1,869
Transfers of cost of insurance and policy fees	(35,213)	(10,776)	(845)
Transfers between investment divisions, net	—	1,581	—
Transfers–other	1,871	(7)	326

Net increase/(decrease) from policy transactions	(349,908)	2,781	(4,368)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—	—

Total Increase/(Decrease) in Net Assets	(182,990)	167,267	3,005
Net Assets at December 31, 2022	1,763,867	482,411	52,671

Net Assets at December 31, 2023	$1,580,877	$649,678	$55,676

2024 Increase/(Decrease) from Operations
Net investment income/(expense)	$11,330	$(4,856)	$(419)
Net realized gain/(loss) from sale of investments	304	11,844	280
Reinvested realized gain distributions	59,993	34,080	186
Net change in unrealized appreciation/(depreciation) of investments	118,139	116,064	2,919

Net increase/(decrease) resulting from operations	189,766	157,132	2,966

2024 Policy Transactions
Net policy purchase payments	43,622	13,168	1,039
Transfers on account of death, surrenders and withdrawals	(61,402)	(21,391)	—
Transfers of policy loans	(21,309)	1,235	(31)
Transfers of cost of insurance and policy fees	(30,778)	(11,496)	(723)
Transfers between investment divisions, net	—	—	—
Transfers–other	55	(4)	(1)

Net increase/(decrease) from policy transactions	(69,812)	(18,488)	284

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—	—

Total Increase/(Decrease) in Net Assets	119,954	138,644	3,250
Net Assets at December 31, 2023	1,580,877	649,678	55,676

Net Assets at December 31, 2024	$1,700,831	$788,322	$58,926

See notes to financial statements.

B-14

Investment Options

LVIP American Century International Fund Class I	LVIP American Century Value Fund Class I	Davis Financial Portfolio	Davis Real Estate Portfolio	Davis Equity Portfolio	Fidelity VIP Contrafund Portfolio Initial Class	Fidelity VIP Equity-Income Portfolio Initial Class

1/1/2023 to 12/31/2024	1/1/2023 to 12/31/2024	1/1/2023 to 12/31/2024	1/1/2023 to 12/31/2024	1/1/2023 to 12/31/2024	1/1/2023 to 12/31/2024	1/1/2023 to 12/31/2024

$9,767	$73,618	$2,733	$3,494	$4,063	$(13,346)	$50,234
13,418	139,739	543	2,554	(660)	145,608	26,289
—	322,998	5,495	—	32,459	398,072	111,030
119,019	(194,441)	9,102	8,511	47,860	2,597,480	187,421

142,204	341,914	17,873	14,559	83,722	3,127,814	374,974

45,464	93,345	3,214	5,871	9,195	208,995	85,356
(34,166)	(196,793)	(2,123)	(6,081)	(13,074)	(593,311)	(324,159)
(4,222)	(2,547)	(47)	(1,395)	(788)	10,414	(16,170)
(21,237)	(75,692)	(1,648)	(2,880)	(6,065)	(179,996)	(67,650)
—	—	—	—	—	(129,034)	(163,526)
(1,094)	101	58	5	—	(1,492)	1,704

(15,255)	(181,586)	(546)	(4,480)	(10,732)	(684,424)	(484,445)

—	—	—	—	—	—	—

126,949	160,328	17,327	10,079	72,990	2,443,390	(109,471)
1,206,207	4,167,846	118,372	136,665	261,607	9,933,272	4,121,183

$1,333,156	$4,328,174	$135,699	$146,744	$334,597	$12,376,662	$4,011,712

$13,918	$104,377	$3,143	$3,065	$4,206	$(62,818)	$49,900
26,705	140,423	450	1,016	15,087	470,341	78,676
—	255,151	14,083	3,466	78,334	1,765,859	249,504
(11,469)	(123,060)	22,498	(467)	(37,507)	1,844,021	201,290

29,154	376,891	40,174	7,080	60,120	4,017,403	579,370

42,361	77,804	3,007	5,629	7,752	183,875	73,658
(94,314)	(180,415)	—	(1,754)	(9,369)	(709,601)	(224,977)
(23,234)	(24,300)	83	340	(25)	(33,543)	(16,289)
(18,518)	(71,198)	(1,793)	(2,614)	(5,947)	(188,274)	(60,284)
—	(11,509)	—	—	—	112,303	—
4,523	(39)	—	(5)	(4)	(6,962)	(851)

(89,182)	(209,657)	1,297	1,596	(7,593)	(642,202)	(228,743)

—	—	—	—	—	—	—

(60,028)	167,234	41,471	8,676	52,527	3,375,201	350,627
1,333,156	4,328,174	135,699	146,744	334,597	12,376,662	4,011,712

$1,273,128	$4,495,408	$177,170	$155,420	$387,124	$15,751,863	$4,362,339

B-15

The Guardian Separate Account K

STATEMENTS OF CHANGES IN NET ASSETS

	Fidelity VIP Growth Opportunities Portfolio Initial Class	Fidelity VIP High Income Portfolio Initial Class	Fidelity VIP Index 500 Portfolio Initial Class

	1/1/2023 to 12/31/2024	1/1/2023 to 12/31/2024	1/1/2023 to 12/31/2024

2023 Increase/(Decrease) from Operations
Net investment income/(expense)	$(46,578)	$23,308	$99,826
Net realized gain/(loss) from sale of investments	135,712	(3,821)	461,172
Reinvested realized gain distributions	—	—	104,319
Net change in unrealized appreciation/(depreciation) of investments	2,675,827	23,353	1,933,669

Net increase/(decrease) resulting from operations	2,764,961	42,840	2,598,986

2023 Policy Transactions
Net policy purchase payments	135,877	28,897	266,752
Transfers on account of death, surrenders and withdrawals	(221,605)	(1,488)	(362,022)
Transfers of policy loans	(17,776)	(1,793)	(187,139)
Transfers of cost of insurance and policy fees	(106,403)	(14,037)	(181,050)
Transfers between investment divisions, net	68,527	(13,116)	59,464
Transfers–other	(3,513)	151	(213)

Net increase/(decrease) from policy transactions	(144,893)	(1,386)	(404,208)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—	—

Total Increase/(Decrease) in Net Assets	2,620,068	41,454	2,194,778
Net Assets at December 31, 2022	6,193,043	437,422	10,452,092

Net Assets at December 31, 2023	$8,813,111	$478,876	$12,646,870

2024 Increase/(Decrease) from Operations
Net investment income/(expense)	$(64,466)	$27,107	$90,234
Net realized gain/(loss) from sale of investments	591,095	(604)	1,040,473
Reinvested realized gain distributions	—	—	8,334
Net change in unrealized appreciation/(depreciation) of investments	2,751,865	13,213	1,825,415

Net increase/(decrease) resulting from operations	3,278,494	39,716	2,964,456

2024 Policy Transactions
Net policy purchase payments	130,321	27,463	238,432
Transfers on account of death, surrenders and withdrawals	(772,179)	(20,488)	(1,072,407)
Transfers of policy loans	(43,397)	(148)	(147,649)
Transfers of cost of insurance and policy fees	(120,106)	(12,295)	(182,172)
Transfers between investment divisions, net	11,045	—	(23,169)
Transfers–other	266	27	8,296

Net increase/(decrease) from policy transactions	(794,050)	(5,441)	(1,178,669)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—	—

Total Increase/(Decrease) in Net Assets	2,484,444	34,275	1,785,787
Net Assets at December 31, 2023	8,813,111	478,876	12,646,870

Net Assets at December 31, 2024	$11,297,555	$513,151	$14,432,657

See notes to financial statements.

B-16

Investment Options
Fidelity VIP Contrafund Portfolio Service Class 2	Fidelity VIP Equity-Income Portfolio Service Class 2	Fidelity VIP Growth Opportunities Portfolio Service Class 2	Fidelity VIP Mid Cap Portfolio Service Class 2	Fidelity VIP Government Money Market Portfolio Service Class 2	Janus Henderson Enterprise Portfolio Institutional Shares	Janus Henderson Forty Portfolio Institutional Shares

1/1/2023 to 12/31/2024	1/1/2023 to 12/31/2024	1/1/2023 to 12/31/2024	1/1/2023 to 12/31/2024	1/1/2023 to 12/31/2024	1/1/2023 to 12/31/2024	1/1/2023 to 12/31/2024

$1,832	$9,215	$—	$1,524	$112,892	$(17,472)	$(13,375)
17,521	(161)	1,229	(447)	—	24,729	30,786
25,485	15,814	—	11,331	—	266,804	—
149,142	26,932	64,490	41,390	—	346,912	992,088

193,980	51,800	65,719	53,798	112,892	620,973	1,009,499

22,905	18,721	5,110	11,727	165,613	76,629	64,845
(32,089)	—	(5)	(4,932)	(324,371)	(75,219)	(102,296)
(1,035)	(5,758)	(2,596)	(3,076)	113,288	(32,532)	(35,094)
(14,843)	(10,887)	(3,833)	(7,023)	(95,996)	(51,222)	(51,840)
—	—	10,899	—	(82,371)	8,150	—
(5)	1	(42)	—	710	1,057	(707)

(25,067)	2,077	9,533	(3,304)	(223,127)	(73,137)	(125,092)

—	—	—	—	—	—	—

168,913	53,877	75,252	50,494	(110,235)	547,836	884,407
586,701	497,388	142,362	368,630	2,837,552	3,611,505	2,616,573

$755,614	$551,265	$217,614	$419,124	$2,727,317	$4,159,341	$3,500,980

$291	$9,962	$—	$1,663	$111,505	$4,509	$(21,759)
15,250	1,358	8,604	1,259	—	133,098	79,818
114,643	37,254	—	63,977	—	163,577	246,949
119,726	34,418	73,551	4,863	—	281,413	709,932

249,910	82,992	82,155	71,762	111,505	582,597	1,014,940

21,276	18,747	4,899	11,595	144,236	62,352	62,544
(19,530)	(8,638)	(12,732)	(4,186)	(251,882)	(125,999)	(76,982)
(1,743)	(5,767)	(2,456)	401	(11,410)	(13,219)	(38,662)
(15,307)	(10,640)	(4,336)	(6,960)	(80,655)	(47,277)	(56,933)
—	—	—	—	3,981	(314,973)	300,708
(1,054)	(7)	(30)	8	(45)	2,752	(6,794)

(16,358)	(6,305)	(14,655)	858	(195,775)	(436,364)	183,881

—	—	—	—	—	—	—

233,552	76,687	67,500	72,620	(84,270)	146,233	1,198,821
755,614	551,265	217,614	419,124	2,727,317	4,159,341	3,500,980

$989,166	$627,952	$285,114	$491,744	$2,643,047	$4,305,574	$4,699,801

B-17

The Guardian Separate Account K

STATEMENTS OF CHANGES IN NET ASSETS

	Janus Henderson Research Portfolio Institutional Shares	Janus Henderson Global Research Portfolio Institutional Shares	Janus Henderson Enterprise Portfolio Service Shares

	1/1/2023 to 12/31/2024	1/1/2023 to 12/31/2024	1/1/2023 to 12/31/2024

2023 Increase/(Decrease) from Operations
Net investment income/(expense)	$(6,542)	$7,585	$386
Net realized gain/(loss) from sale of investments	10,758	63,946	1,027
Reinvested realized gain distributions	—	69,267	31,809
Net change in unrealized appreciation/(depreciation) of investments	438,329	428,613	33,967

Net increase/(decrease) resulting from operations	442,545	569,411	67,189

2023 Policy Transactions
Net policy purchase payments	31,556	62,235	9,953
Transfers on account of death, surrenders and withdrawals	(35,578)	(145,946)	(10,931)
Transfers of policy loans	(2,342)	(15,802)	512
Transfers of cost of insurance and policy fees	(20,291)	(39,499)	(6,226)
Transfers between investment divisions, net	46,432	(9,514)	—
Transfers–other	(52)	2,214	11

Net increase/(decrease) from policy transactions	19,725	(146,312)	(6,681)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—	—

Total Increase/(Decrease) in Net Assets	462,270	423,099	60,508
Net Assets at December 31, 2022	1,045,247	2,271,716	384,533

Net Assets at December 31, 2023	$1,507,517	$2,694,815	$445,041

2024 Increase/(Decrease) from Operations
Net investment income/(expense)	$(10,873)	$4,049	$3,098
Net realized gain/(loss) from sale of investments	61,457	77,479	835
Reinvested realized gain distributions	51,764	96,856	21,632
Net change in unrealized appreciation/(depreciation) of investments	412,766	427,176	43,024

Net increase/(decrease) resulting from operations	515,114	605,560	68,589

2024 Policy Transactions
Net policy purchase payments	31,069	59,159	9,549
Transfers on account of death, surrenders and withdrawals	(115,158)	(104,027)	—
Transfers of policy loans	(5,645)	(8,839)	(241)
Transfers of cost of insurance and policy fees	(21,757)	(40,385)	(6,207)
Transfers between investment divisions, net	19,028	(1,341)	—
Transfers–other	768	(535)	(6)

Net increase/(decrease) from policy transactions	(91,695)	(95,968)	3,095

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—	—

Total Increase/(Decrease) in Net Assets	423,419	509,592	71,684
Net Assets at December 31, 2023	1,507,517	2,694,815	445,041

Net Assets at December 31, 2024	$1,930,936	$3,204,407	$516,725

See notes to financial statements.

B-18

Investment Options
Janus Henderson Forty Portfolio Service Shares	Janus Henderson Research Portfolio Service Shares	Janus Henderson Global Research Portfolio Service Shares	MFS Total Return Bond Series Initial Class	MFS Growth Series Initial Class	MFS Investors Trust Series Initial Class	MFS New Discovery Series Initial Class

1/1/2023 to 12/31/2024	1/1/2023 to 12/31/2024	1/1/2023 to 12/31/2024	1/1/2023 to 12/31/2024	1/1/2023 to 12/31/2024	1/1/2023 to 12/31/2024	1/1/2023 to 12/31/2024

$577	$294	$3,899	$20,962	$(39,270)	$6,625	$(8,442)
11,168	8,350	2,992	(4,634)	205,734	40,237	(15,275)
—	—	14,472	—	536,592	265,922	—
137,050	157,315	95,250	36,706	1,358,937	488,246	233,987

148,795	165,959	116,613	53,034	2,061,993	801,030	210,270

8,414	11,719	15,701	23,507	150,098	114,737	30,362
(4,690)	(18,127)	—	(16,821)	(345,370)	(198,615)	(16,626)
(1,403)	(961)	148	(26)	(31,818)	(3,607)	(11,176)
(6,537)	(7,237)	(7,189)	(16,853)	(103,831)	(75,758)	(23,119)
—	—	—	22,359	(14,320)	(70)	11,179
255	4,664	18	(6)	(2,029)	(1,572)	136

(3,961)	(9,942)	8,678	12,160	(347,270)	(164,885)	(9,244)

—	—	—	—	—	—	—

144,834	156,017	125,291	65,194	1,714,723	636,145	201,026
376,894	386,295	436,562	782,508	6,006,374	4,457,863	1,529,596

$521,728	$542,312	$561,853	$847,702	$7,721,097	$5,094,008	$1,730,622

$64	$—	$3,942	$29,731	$(52,504)	$6,150	$(7,463)
(59,190)	8,730	4,175	(19,296)	298,874	111,488	(263,397)
38,608	19,183	21,397	—	715,008	401,645	—
167,349	159,966	101,806	5,417	1,421,200	427,745	360,842

146,831	187,879	131,320	15,852	2,382,578	947,028	89,982

7,462	11,195	15,962	25,080	140,909	106,555	26,863
(466)	(13,317)	—	(66,324)	(366,785)	(292,675)	(182,947)
(1,340)	288	(1,155)	(5,399)	(146,164)	(52,041)	(9,178)
(7,048)	(7,557)	(7,465)	(15,817)	(112,116)	(72,023)	(18,493)
—	—	—	3,465	292,869	—	(305,389)
(28)	(1)	1	(169)	7,379	435	4,537

(1,420)	(9,392)	7,343	(59,164)	(183,908)	(309,749)	(484,607)

—	—	—	—	—	—	—

145,411	178,487	138,663	(43,312)	2,198,670	637,279	(394,625)
521,728	542,312	561,853	847,702	7,721,097	5,094,008	1,730,622

$667,139	$720,799	$700,516	$804,390	$9,919,767	$5,731,287	$1,335,997

B-19

The Guardian Separate Account K

STATEMENTS OF CHANGES IN NET ASSETS

	MFS Research Series Initial Class	MFS Total Return Series Initial Class

	1/1/2023 to 12/31/2024	1/1/2023 to 12/31/2024

2023 Increase/(Decrease) from Operations
Net investment income/(expense)	$(874)	$59,144
Net realized gain/(loss) from sale of investments	47,092	(22,237)
Reinvested realized gain distributions	63,461	168,352
Net change in unrealized appreciation/(depreciation) of investments	106,294	163,153

Net increase/(decrease) resulting from operations	215,973	368,412

2023 Policy Transactions
Net policy purchase payments	11,173	111,154
Transfers on account of death, surrenders and withdrawals	(136,689)	(202,219)
Transfers of policy loans	(3,259)	31,468
Transfers of cost of insurance and policy fees	(15,604)	(72,301)
Transfers between investment divisions, net	—	—
Transfers–other	2,006	1,637

Net increase/(decrease) from policy transactions	(142,373)	(130,261)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	73,600	238,151
Net Assets at December 31, 2022	1,066,376	3,840,134

Net Assets at December 31, 2023	$1,139,976	$4,078,285

2024 Increase/(Decrease) from Operations
Net investment income/(expense)	$(27)	$80,547
Net realized gain/(loss) from sale of investments	7,330	15,663
Reinvested realized gain distributions	74,160	201,083
Net change in unrealized appreciation/(depreciation) of investments	125,305	(6,803)

Net increase/(decrease) resulting from operations	206,768	290,490

2024 Policy Transactions
Net policy purchase payments	9,954	102,072
Transfers on account of death, surrenders and withdrawals	(88)	(204,342)
Transfers of policy loans	(5,707)	(39,217)
Transfers of cost of insurance and policy fees	(14,559)	(65,012)
Transfers between investment divisions, net	—	(16,476)
Transfers–other	(79)	(1,584)

Net increase/(decrease) from policy transactions	(10,479)	(224,559)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	196,289	65,931
Net Assets at December 31, 2023	1,139,976	4,078,285

Net Assets at December 31, 2024	$1,336,265	$4,144,216

See notes to financial statements.

B-20

Investment Options
Guardian All Cap Core VIP Fund	Guardian Core Fixed Income VIP Fund	Guardian Short Duration Bond VIP Fund	Guardian Balanced Allocation VIP Fund

1/1/2023 to 12/31/2024	1/1/2023 to 12/31/2024	1/1/2023 to 12/31/2024	1/1/2023 to 12/31/2024

$(74,001)	$(13,659)	$(5,557)	$(70,037)
30,831	(7,320)	(5,160)	9,801
—	—	—	—
2,577,148	136,877	41,102	1,957,362

2,533,978	115,898	30,385	1,897,126

301,316	154,878	31,459	297,731
(587,858)	(126,459)	(61,886)	(461,889)
(89,072)	(6,661)	7,795	(37,938)
(202,962)	(67,112)	(23,062)	(209,530)
(22,652)	(76,587)	—	(10,651)
(3,557)	120	102	8,808

(604,785)	(121,821)	(45,592)	(413,469)

—	—	—	—

1,929,193	(5,923)	(15,207)	1,483,657
11,762,967	2,455,019	895,526	11,282,937

$13,692,160	$2,449,096	$880,319	$12,766,594

$(86,809)	$(13,246)	$(4,782)	$(78,570)
311,800	2,681	8,517	229,423
—	—	—	—
2,342,352	29,095	26,519	1,474,526

2,567,343	18,530	30,254	1,625,379

276,293	124,247	25,526	260,933
(1,105,479)	(164,028)	(82,788)	(1,013,692)
(73,258)	51,243	(84,605)	(96,959)
(197,522)	(55,597)	(20,468)	(192,277)
(42)	(11,435)	28,232	(49,111)
450	6,154	233	40,167

(1,099,558)	(49,416)	(133,870)	(1,050,939)

—	—	—	—

1,467,785	(30,886)	(103,616)	574,440
13,692,160	2,449,096	880,319	12,766,594

$15,159,945	$2,418,210	$776,703	$13,341,034

B-21

THE GUARDIAN SEPARATE ACCOUNT K

NOTES TO FINANCIAL STATEMENTS (December 31, 2024)

NOTE 1 — ORGANIZATION

The Guardian Separate Account K (the Account), a unit investment trust registered under the Investment Company Act of 1940, as amended, was established by The Guardian Insurance & Annuity Company, Inc. (GIAC) on September 1, 1995, and commenced operations on October 1, 1995. GIAC is a wholly owned subsidiary of The Guardian Life Insurance Company of America (Guardian). GIAC issues the annual premium variable life insurance policies offered through the Account. GIAC provides for variable accumulations and benefits under the policies by crediting the net premium payments or policy loan repayments to one or more investment divisions established within the Account or to the Fixed Rate Option (FRO), as selected by the policyowner. Amounts allocated to the FRO are maintained by GIAC in its general account. The policyowner may transfer his or her policy value among the various investment options based on the selected policy within the Account, or the FRO. However, a policyowner may only invest in up to seven investment options, including FRO, at any time.

The forty-six investment options of the Account correspond to the following underlying mutual funds and classes of shares in which the investment option invests (collectively, the Funds and individually, a Fund):

Victory RS Large Cap Alpha VIP Series

Victory 500 Index VIP Series

Victory High Yield VIP Series

Victory RS International VIP Series

Victory Sophus Emerging Markets VIP Series

Victory RS Small Cap Growth Equity VIP Series

Gabelli Capital Asset Fund

Invesco V.I. American Franchise Fund Series I

Invesco V.I. Equity & Income Fund Series I

Invesco V.I. Core Equity Fund Series I

AB VPS Relative Value Portfolio Class B

AB VPS Large Cap Growth Portfolio Class B

AB Sustainable Global Thematic Portfolio Class B

LVIP American Century International Fund Class I
(formerly American Century VP International Fund Class I)

LVIP American Century Value Fund Class I
(formerly American Century VP Value Fund Class I)

Davis Financial Portfolio

Davis Real Estate Portfolio

Davis Equity Portfolio
(formerly Davis Value Portfolio)

Fidelity VIP Contrafund® Portfolio Initial Class

Fidelity VIP Equity-Income Portfolio Initial Class

Fidelity VIP Growth Opportunities Portfolio Initial Class

Fidelity VIP High Income Portfolio Initial Class

Fidelity VIP Index 500 Portfolio Initial Class

Fidelity VIP Contrafund® Portfolio Service Class 2

Fidelity VIP Equity-Income Portfolio Service Class 2

Fidelity VIP Growth Opportunities Portfolio Service Class 2

Fidelity VIP Mid Cap Portfolio Service Class 2

Fidelity VIP Government Money Market Portfolio Service Class 2

Janus Henderson Enterprise Portfolio Institutional Shares

Janus Henderson Forty Portfolio Institutional Shares

Janus Henderson Research Portfolio Institutional Shares

Janus Henderson Global Research Portfolio Institutional Shares

Janus Henderson Enterprise Portfolio Service Shares

Janus Henderson Forty Portfolio Service Shares

Janus Henderson Research Portfolio Service Shares

Janus Henderson Global Research Portfolio Service Shares

MFS® Total Return Bond Series Initial Class

MFS® Growth Series Initial Class

MFS® Investors Trust Series Initial Class

MFS® New Discovery Series Initial Class

MFS® Research Series Initial Class

MFS® Total Return Series Initial Class

Guardian All Cap Core VIP Fund

Guardian Core Fixed Income VIP Fund

Guardian Short Duration Bond VIP Fund

Guardian Balanced Allocation VIP Fund

The below funds were merged and no longer available as an investment option under this contract in 2024:

Existing Fund	Replacement Fund	Date
American Century VP International Fund — Class I	LVIP American Century International Fund	April 26, 2024
American Century VP Value Fund — Class I	LVIP American Century Value Fund	April 26, 2024

A tax-qualified and a non-tax-qualified investment division has been established within each investment option available in the Account.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of GIAC. The assets of the Account will not be charged with any liabilities arising out of any other business conducted by GIAC, but the obligations of the Account, including the promise to make benefit payments, are obligations of GIAC.

B-22

The Guardian Separate Account K

NOTES TO FINANCIAL STATEMENTS

December 31, 2024 (continued)

The changes in net assets maintained in the Account provide the basis for the periodic determination of benefits under the policies. The net assets may not be less than the amount required under state insurance laws to provide for death benefits (without regard to the minimum death benefit guarantee) and other policy benefits. Assets and related liabilities are held in GIAC’s general account to cover the contingency that a policy’s guaranteed benefit might exceed the benefit that would have been payable in the absence of such guarantee.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (GAAP). The following is a summary of significant accounting policies of the Account:

Investments

(a)	Net proceeds of payments made by policyowners to the Account are invested by the Account’s investment divisions in shares of the corresponding Funds at net asset value. All distributions made by the Fund are reinvested in shares of the same Fund.

(b)	The market value of the investments in the Funds is based on the net asset value of the respective Funds as of their close of business on the valuation date.

(c)	Investment transactions are accounted for on the trade date and income is recorded on the ex-dividend date. Realized gains and losses are determined based on the cost of securities sold.

(d)	The cost of investments sold is determined on a first in, first out (FIFO) basis.

The guidance pertaining to the disclosure of fair value measurements requires (1) the separate disclosure of significant transfers in and out of Level 1 and Level 2 fair value measurements, (2) additional breakout of the information presented in reconciliation of Level 3 fair value measurements, and (3) increased disclosure about inputs and valuation techniques used to measure fair value. For the year ended December 31, 2024, there were no transfers into or out of Level 1 and Level 2, and there were no Level 3 fair value measurement items requiring reconciliation.

The guidance defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based on observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect management’s view of market assumptions based on internally developed data in the absence of observable market information. The guidance requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs when determining the fair value of an asset or liability. The statement classifies all assets and liabilities carried or disclosed at fair value in one of the following three categories:

Level 1 — inputs are unadjusted quoted market prices available in active markets for identical assets on the reporting date. Assets in this category generally include actively traded registered mutual funds.

Level 2 — inputs are quoted prices for similar instruments in active markets, or quoted prices for identical or similar instruments in markets that are not active.

Level 3 — inputs are unobservable where there is little, or no market activity and assumptions are based on internally derived information. Assets in this category generally include all other types of investments that do not meet the criteria of Level 1 or 2. As of December 31, 2024, none of the Account investments are considered Level 3.

The Account invests in various registered mutual funds managed by unaffiliated third parties. The fair value of the registered mutual funds is based upon the reported net asset values (“NAVs”) as provided by the fund manager. The Fair Value Hierarchy level of the Account net assets is based on observable market inputs of the registered mutual funds as published on recognized market exchanges. GIAC’s management reviews each mutual fund’s liquidity in order to determine the level at which those investments should be reported. Generally, actively traded registered mutual funds are considered Level 1.

As of December 31, 2024, all investments of the Account were in actively traded registered mutual funds and were considered Level 1 with a total fair value of $314,231,367.

The guidance indicates that entities should determine whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. The guidance also indicates

B-23

The Guardian Separate Account K

NOTES TO FINANCIAL STATEMENTS

December 31, 2024 (continued)

that entities should consider and evaluate the impact of decreased market activity and whether transactions are orderly in arriving at a fair value for its assets and liabilities, including evaluating whether values provided by pricing services are based on current information that reflects orderly transactions. As of December 31, 2024, none of the Account’s registered mutual funds investments’ level of trading activities is considered to have significantly decreased.

There were no financial instrument liabilities held by the Account as of December 31, 2024, or during the twelve months then ended.

Subsequent Events

The Account considers events occurring after the balance sheet date but prior to the issuance of the financial statements to be subsequent events requiring disclosure. There were no subsequent events requiring recognition or disclosure in the financial statements.

Individual Mortality Table Used and the Assumed Investment Return

The mortality charge for Variable Life Insurance policies is based on the 1980 Commissioners’ Standard Ordinary Mortality Table published by the National Association of Insurance Commissioners. The assumed investment return is 4.0%.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of Guardian, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (“IRC”). Under the current provisions of the IRC, Guardian does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the policies. Based on this, there is no charge to the Account for federal income taxes. Guardian will review, as needed, the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the policies.

Under the provisions of Section 817(h) of the IRC, a variable life policy will not be treated as a life policy for federal tax purposes for any period for which the investments of the segregated asset account on which the policy is based are not adequately diversified. The IRC provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury. The Internal Revenue Service has issued regulations under section 817(h) of IRC. Guardian believes that the Account satisfies the current requirements of the regulations, and it intends that the Account will continue to meet such requirements.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

Segmented Reporting

In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or its results of operations. The intent of the ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows.

The management committee of GIAC evaluates third-party funds and determines the selection of funds to offer within the product offering. All funds are sourced from third party asset managers which employ a governance structure to oversee fund strategy and performance, all of which is an element contemplated in the Separate Account Management Committee’s determination of fund offerings. Accordingly, the Management Committee, acts as the fund’s chief operating decision maker (“CODM”) assessing performance and making decisions about product offering allocation. The CODM has determined that

B-24

The Guardian Separate Account K

NOTES TO FINANCIAL STATEMENTS

December 31, 2024 (continued)

the fund has a single operating segment based on the fact that the CODM monitors the operating results of the fund as a whole and that the fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the fund’s Portfolio of Investments, Statement of Changes in Net Assets and Financial Highlights.

NOTE 3 — PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2024, were as follows:

	Purchases	Sales
Victory RS Large Cap Alpha VIP Series	$8,821,568	$9,815,526
Victory 500 Index VIP Series	554,720	227,298
Victory High Yield VIP Series	9,179	778
Victory RS International VIP Series	378,077	875,364
Victory Sophus Emerging Markets VIP Series	182,793	374,392
Victory RS Small Cap Growth Equity VIP Series	192,617	503,831
Gabelli Capital Asset Fund	982,479	769,029
Invesco V.I. American Franchise Fund Series I	94,027	330,799
Invesco V.I. Equity & Income Fund Series I	47,135	20,121
Invesco V.I. Core Equity Fund Series I	912,065	496,881
AB VPS Relative Value Portfolio Class B	115,406	113,903
AB VPS Large Cap Growth Portfolio Class B	47,146	36,553
AB Sustainable Global Thematic Portfolio Class B	1,225	756
LVIP American Century International Fund Class I (formerly American Century VP International Fund Class I)	162,058	237,180
LVIP American Century Value Fund Class I (formerly American Century VP Value Fund Class I)	481,131	330,926
Davis Financial Portfolio	20,272	1,749
Davis Real Estate Portfolio	12,377	4,248
Davis Equity Portfolio (formerly Davis Value Portfolio)	90,033	15,087
Fidelity VIP Contrafund Portfolio Initial Class	2,197,553	1,136,211
Fidelity VIP Equity-Income Portfolio Initial Class	390,829	320,642
Fidelity VIP Growth Opportunities Portfolio Initial Class	124,510	982,559
Fidelity VIP High Income Portfolio Initial Class	55,087	33,279
Fidelity VIP Index 500 Portfolio Initial Class	370,104	1,449,986
Fidelity VIP Contrafund Portfolio Service Class 2	132,588	34,012
Fidelity VIP Equity-Income Portfolio Service Class 2	60,209	19,298
Fidelity VIP Growth Opportunities Portfolio Service Class 2	1,684	16,338
Fidelity VIP Mid Cap Portfolio Service Class 2	77,194	10,697
Fidelity VIP Government Money Market Portfolio Service Class 2	374,574	459,040
Janus Henderson Enterprise Portfolio Institutional Shares	249,287	517,367
Janus Henderson Forty Portfolio Institutional Shares	608,114	198,554
Janus Henderson Research Portfolio Institutional Shares	95,305	145,693
Janus Henderson Global Research Portfolio Institutional Shares	191,335	186,408
Janus Henderson Enterprise Portfolio Service Shares	31,904	4,078
Janus Henderson Forty Portfolio Service Shares	44,856	7,603
Janus Henderson Research Portfolio Service Shares	29,578	19,788
Janus Henderson Global Research Portfolio Service Shares	40,208	7,526
MFS Total Return Bond Series Initial Class	82,109	111,479
MFS Growth Series Initial Class	1,146,773	667,671
MFS Investors Trust Series Initial Class	528,991	430,622
MFS New Discovery Series Initial Class	133,026	625,634
MFS Research Series Initial Class	90,136	26,741
MFS Total Return Series Initial Class	392,919	335,525
Guardian All Cap Core VIP Fund	166,574	1,352,133
Guardian Core Fixed Income VIP Fund	243,464	305,880

B-25

The Guardian Separate Account K

NOTES TO FINANCIAL STATEMENTS

December 31, 2024 (continued)

	Purchases	Sales
Guardian Short Duration Bond VIP Fund	$154,928	$292,798
Guardian Balanced Allocation VIP Fund	201,173	1,330,112

Total	$21,319,320	$25,182,092

NOTE 4 — EXPENSES AND RELATED PARTY TRANSACTIONS

GIAC assumes mortality and expense risk related to the operations of the Account. To cover these risks, GIAC deducts a daily charge through a reduction of the unit value, equal to an annual rate of .60% (which will never be more than .90%) of the average daily net assets applicable to the Account for Park Avenue Life Series. For Park Avenue Millennium Series, GIAC deducts a monthly charge by redeeming units of the investment divisions, equal to an annual rate of .60% (reduced to .40% after the policy’s 12th anniversary) of the policy account value.

Under the terms of the policy, GIAC also deducts certain charges from the policy account value. These other contractual charges are deducted by redeeming units of the investment divisions and consist of:

a)	A monthly charge for the cost of life insurance, based on the face value of the policyowner’s insurance in force, as compensation for the anticipated cost of paying death benefits.

b)	Policy and administrative fees, which vary with the face amount, age of the insured or the duration of the contract.

c)	An annual state premium tax charge as a percentage of the basic premium. This rate varies by state of jurisdiction.

Currently, GIAC makes no charge against the Account for GIAC’s federal income taxes. However, GIAC reserves the right to charge taxes attributable to the Account in the future.

For the years ended December 31, 2024, and 2023, contractual charges amounted to $4,358,748 and $4,468,306 respectively, which are reflected in “Transfer of cost of insurance and policy fees” in the Statement of Changes in Net Assets.

Under current laws, GIAC may incur state and local taxes in several states. At present, these taxes are not significant. In the event of a material change in applicable state or local tax laws, GIAC reserves the right to charge the Account for such taxes, if any, that are attributable to the Account.

Park Avenue Institutional Advisers LLC (“PAIA”), a wholly-owned subsidiary of Guardian Investor Services, LLC, which is a wholly owned subsidiary of The Guardian Life Insurance Company of America, serves as the sub-advisor to Victory High Yield VIP Series. Under an investment sub-advisory agreement between Victory Capital Management Inc. (“Victory Capital”), an unaffiliated third-party investment adviser and PAIA (sub-adviser) for the Victory High Yield VIP Series, Victory Capital pays a monthly fee to the sub-adviser for investment advisory services in an amount equal to 28% of all fees due from such Fund to the Adviser. The sub-advisory fee payable to PAIA also covers the administrative and accounting services provided by PAIA.

Effective October 3, 2024, Victory Capital Management, Inc. (“VCM”) has terminated the sub-advisory agreement with PAIA and effective October 4, 2024, the Fund is now managed by VCM’s Victory Income Investors investment franchise.

PAIA provides day to day investment management services to the following new proprietary third-party sub-advised Guardian Variable Product Trust Funds:

•	Guardian All Cap Core VIP Fund

•	Guardian Core Fixed Income VIP Fund

•	Guardian Short Duration Bond VI Fund

•	Guardian Balanced Allocation VIP Fund

GIAC has administrative service fee agreements with Victory Capital Management Inc., Gabelli Capital Asset Fund, Invesco Advisers, Inc., AllianceBernstein, L.P., American Century Investment Management, Inc., Davis Selected Advisers, LP, Fidelity Management & Research Company, Janus Henderson Group PLC, Massachusetts Financial Services Company, and EULAV Asset Management, LLC, which compensate GIAC for administrative services provided. These fees range from .05% to .50% of the average daily net assets. These fees are borne and paid to GIAC by investment advisers, and therefore, are not recorded in the financial statements of the Fund.

The amount retained by GIAC in the Account is comprised of amounts accruing to GIAC from the operations of the Account and retained therein. Amounts retained by GIAC in the Account may be transferred by GIAC to its general account. These amounts are reflected in the “Liabilities” in the Statements of Assets and Liabilities. The income earned on the amounts retained by GIAC in the Account is reflected in “Mortality and expense risk charges” in the Statements of Operations.

B-26

The Guardian Separate Account K

NOTES TO FINANCIAL STATEMENTS

December 31, 2024 (continued)

NOTE 5 — CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the years ended December 31, 2024 and 2023, were as follows:

	2024			2023
	Units Issued	Units Redeemed	Net Increase / (Decrease)	Units Issued	Units Redeemed	Net Increase / (Decrease)
Victory RS Large Cap Alpha VIP Series	46,732	129,509	(82,777)	55,941	124,140	(68,199)
Victory 500 Index VIP Series	2,445	4,461	(2,016)	5,117	10,753	(5,636)
Victory High Yield VIP Series	79	47	32	100	224	(124)
Victory INCORE Investment Quality Bond VIP Series	—	—	—	23	23	—
Victory RS International VIP Series	5,238	18,714	(13,476)	8,437	17,247	(8,810)
Victory Sophus Emerging Markets VIP Series	1,690	6,258	(4,568)	3,002	3,847	(845)
Victory RS Small Cap Growth Equity VIP Series	4,039	7,970	(3,931)	6,246	16,318	(10,072)
Gabelli Capital Asset Fund	3,102	11,915	(8,813)	4,319	12,931	(8,612)
Value Line Strategic Asset Management Trust	707	707	—	—	—	—
Invesco V.I. American Franchise Fund Series I	1,439	5,214	(3,775)	2,287	4,448	(2,161)
Invesco V.I. Equity & Income Fund Series I	887	702	185	1,822	2,778	(956)
Invesco V.I. Core Equity Fund Series I	8,048	11,772	(3,724)	5,767	9,496	(3,729)
AB VPS Relative Value Portfolio Class B	978	2,493	(1,515)	1,285	10,224	(8,939)
AB VPS Large Cap Growth Portfolio Class B	198	426	(228)	246	197	49
AB Sustainable Global Thematic Portfolio Class B	33	24	9	107	268	(161)
LVIP American Century International Fund Class I (formerly American Century VP International Fund Class I)	1,572	4,712	(3,140)	1,769	2,381	(612)
LVIP American Century Value Fund Class I (formerly American Century VP Value Fund Class I)	1,764	5,237	(3,473)	2,682	6,056	(3,374)
Davis Financial Portfolio	63	37	26	87	105	(18)
Davis Real Estate Portfolio	101	77	24	108	184	(76)
Davis Equity Portfolio (formerly Davis Value Portfolio)	172	328	(156)	254	541	(287)
Fidelity VIP Contrafund Portfolio Initial Class	4,533	13,414	(8,881)	5,667	19,021	(13,354)
Fidelity VIP Equity-Income Portfolio Initial Class	1,704	6,088	(4,384)	2,502	13,537	(11,035)
Fidelity VIP Growth Opportunities Portfolio Initial Class	2,357	11,440	(9,083)	3,744	5,950	(2,206)
Fidelity VIP High Income Portfolio Initial Class	1,267	1,504	(237)	1,436	1,504	(68)
Fidelity VIP Index 500 Portfolio Initial Class	3,949	20,125	(16,176)	6,188	13,533	(7,345)
Fidelity VIP Contrafund Portfolio Service Class 2	286	505	(219)	425	811	(386)
Fidelity VIP Equity-Income Portfolio Service Class 2	389	513	(124)	460	409	51
Fidelity VIP Growth Opportunities Portfolio Service Class 2	65	254	(189)	292	120	172
Fidelity VIP Mid Cap Portfolio Service Class 2	136	129	7	158	209	(51)
Fidelity VIP Government Money Market Portfolio Service Class 2	19,986	32,960	(12,974)	53,296	68,476	(15,180)
Janus Henderson Enterprise Portfolio Institutional Shares	2,197	15,000	(12,803)	3,704	6,164	(2,460)
Janus Henderson Forty Portfolio Institutional Shares	6,590	3,182	3,408	1,559	4,203	(2,644)
Janus Henderson Research Portfolio Institutional Shares	1,406	3,637	(2,231)	3,018	2,397	621
Janus Henderson Global Research Portfolio Institutional Shares	3,397	7,692	(4,295)	3,881	12,248	(8,367)
Janus Henderson Enterprise Portfolio Service Shares	127	85	42	170	280	(110)
Janus Henderson Forty Portfolio Service Shares	81	94	(13)	118	173	(55)
Janus Henderson Research Portfolio Service Shares	197	362	(165)	282	602	(320)
Janus Henderson Global Research Portfolio Service Shares	445	244	201	590	287	303
MFS Total Return Bond Series Initial Class	2,051	4,357	(2,306)	1,918	1,426	492
MFS Growth Series Initial Class	5,371	7,175	(1,804)	2,685	7,911	(5,226)

B-27

The Guardian Separate Account K

NOTES TO FINANCIAL STATEMENTS

December 31, 2024 (continued)

	2024			2023
	Units Issued	Units Redeemed	Net Increase / (Decrease)	Units Issued	Units Redeemed	Net Increase / (Decrease)
MFS Investors Trust Series Initial Class	1,917	6,830	(4,913)	2,472	5,703	(3,231)
MFS New Discovery Series Initial Class	645	12,496	(11,851)	1,388	1,646	(258)
MFS Research Series Initial Class	232	480	(248)	369	4,525	(4,156)
MFS Total Return Series Initial Class	2,864	7,801	(4,937)	4,606	7,876	(3,270)
Guardian All Cap Core VIP Fund	23,737	109,683	(85,946)	37,464	96,542	(59,078)
Guardian Core Fixed Income VIP Fund	18,780	24,066	(5,286)	17,130	29,787	(12,657)
Guardian Short Duration Bond VIP Fund	7,664	20,988	(13,324)	44,118	48,716	(4,598)
Guardian Balanced Allocation VIP Fund	24,556	112,958	(88,402)	32,009	73,156	(41,147)

NOTE 6 — FINANCIAL HIGHLIGHTS

The following represent amounts for the years ended December 31, excluding the effect of the expenses of the underlying fund portfolios and charges made directly to policyowner accounts through redemption of units.

	Units Outstanding	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
PARK AVENUE LIFE SERIES		Unit Value	In Whole $

Victory RS Large Cap Alpha VIP Series
2024	1,517,918	$89.58	$135,970,709	0.60%	1.37%	20.81%
2023	1,600,549	74.15	118,677,896	0.60%	1.33%	13.01%
2022	1,663,224	65.61	109,131,109	0.60%	1.41%	-4.91%
2021	1,724,220	69.00	118,972,583	0.60%	1.12%	22.75%
2020	1,825,127	56.21	102,595,628	0.60%	1.37%	-1.04%

Victory 500 Index VIP Series
2024	41,020	$52.24	$2,142,902	0.60%	1.39%	24.21%
2023	42,792	42.06	1,799,771	0.60%	1.39%	26.18%
2022	46,105	33.33	1,536,805	0.60%	1.28%	-19.84%
2021	45,731	41.58	1,901,580	0.60%	1.25%	26.67%
2020	49,566	32.83	1,627,167	0.60%	2.11%	19.41%

Victory INCORE Low Duration Bond VIP Series(5)
2024	—	$—	$—	—	—	—
2023	—	—	—	—	—	—
2022	—	—	—	—	—	—
2021	62,611	14.22	890,582	0.60%	1.98%	0.39%
2020	58,103	14.17	823,252	0.60%	2.51%	3.71%

Victory INCORE Investment Quality Bond VIP Series(5)
2024	—	$—	$—	—	—	—
2023	—	—	—	—	—	—
2022	—	—	—	—	—	—
2021	82,805	31.07	2,572,421	0.60%	2.16%	-0.82%
2020	84,380	31.32	2,642,949	0.60%	2.87%	7.69%

Victory RS International VIP Series
2024	149,963	$49.45	$7,415,371	0.60%	2.89%	4.87%
2023	163,510	47.15	7,710,006	0.60%	2.77%	19.30%
2022	172,193	39.52	6,805,868	0.60%	2.77%	-16.32%
2021	178,161	47.23	8,414,860	0.60%	1.86%	13.68%
2020	188,388	41.55	7,827,219	0.60%	2.81%	5.60%

B-28

The Guardian Separate Account K

NOTES TO FINANCIAL STATEMENTS

December 31, 2024 (continued)

	Units Outstanding	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
PARK AVENUE LIFE SERIES		Unit Value	In Whole $

Victory Sophus Emerging Markets VIP Series
2024	33,784	$50.64	$1,710,858	0.60%	2.73%	4.60%
2023	38,413	48.41	1,859,720	0.60%	3.31%	10.37%
2022	38,841	43.87	1,703,783	0.60%	0.81%	-22.93%
2021	45,008	56.92	2,561,745	0.60%	0.84%	-4.99%
2020	48,892	59.91	2,928,979	0.60%	2.06%	15.47%

Victory RS Small Cap Growth Equity VIP Series
2024	129,292	$68.45	$8,849,478	0.60%	0.00%	11.15%
2023	133,106	61.58	8,196,839	0.60%	0.00%	19.68%
2022	138,924	51.45	7,148,255	0.60%	0.00%	-36.74%
2021	147,339	81.34	11,984,654	0.60%	0.00%	-10.97%
2020	159,296	91.36	14,553,580	0.60%	0.00%	37.23%

Gabelli Capital Asset Fund
2024	102,702	$68.66	$7,051,183	0.60%	0.67%	10.63%
2023	111,558	62.06	6,923,061	0.60%	0.50%	11.18%
2022	120,110	55.82	6,704,020	0.60%	0.43%	-13.45%
2021	130,080	64.49	8,388,356	0.60%	0.47%	19.76%
2020	137,373	53.85	7,397,178	0.60%	0.17%	5.70%

Value Line Centurion Fund(5)
2024	—	$—	$—	—	—	—
2023	—	—	—	—	—	—
2022	—	—	—	—	—	—
2021	220,178	61.04	13,438,747	0.60%	0.02%	18.95%
2020	238,500	51.31	12,237,868	0.60%	0.08%	16.84%

Value Line Strategic Asset Management Trust(5)
2024	—	$—	$—	—	—	—
2023	—	—	—	—	—	—
2022	—	—	—	—	—	—
2021	153,342	86.91	13,326,780	0.60%	0.31%	15.17%
2020	163,234	75.46	12,317,841	0.60%	0.49%	17.27%

Invesco V.I. American Franchise Fund Series I
2024	66,762	$63.22	$4,220,738	0.60%	0.00%	34.08%
2023	70,560	47.15	3,327,086	0.60%	0.00%	40.08%
2022	72,771	33.66	2,449,526	0.60%	0.00%	-31.53%
2021	73,910	49.16	3,633,335	0.60%	0.00%	11.25%
2020	84,035	44.19	3,713,196	0.60%	0.07%	41.50%

Invesco V.I. Equity & Income Fund Series I
2024	17,388	$24.32	$422,911	0.60%	1.84%	11.45%
2023	17,211	21.82	375,602	0.60%	2.02%	9.89%
2022	17,888	19.86	355,234	0.60%	1.77%	-8.07%
2021	16,810	21.60	363,112	0.60%	3.85%	13.30%
2020	17,704	19.07	337,530	0.60%	1.97%	-2.09%

Invesco V.I. Core Equity Fund Series I
2024	145,885	$49.30	$7,191,563	0.60%	0.71%	24.85%
2023	152,237	39.48	6,010,878	0.60%	0.74%	22.62%
2022	155,104	32.20	4,994,240	0.60%	0.91%	-21.02%
2021	164,194	40.77	6,694,328	0.60%	0.67%	26.97%
2020	169,963	32.11	5,457,513	0.60%	1.34%	13.17%

B-29

The Guardian Separate Account K

NOTES TO FINANCIAL STATEMENTS

December 31, 2024 (continued)

	Units Outstanding	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
PARK AVENUE LIFE SERIES		Unit Value	In Whole $

AB VPS Relative Value Portfolio Class B(5)
2024	33,862	$47.28	$1,601,127	0.60%	1.25%	12.09%
2023	35,362	42.19	1,491,763	0.60%	1.23%	11.05%
2022	43,933	37.99	1,668,888	0.60%	1.14%	-4.99%
2021	43,200	39.98	1,727,279	0.60%	0.64%	27.07%
2020	44,695	31.47	1,406,366	0.60%	1.35%	1.86%

AB VPS Large Cap Growth Portfolio Class B
2024	9,580	$81.34	$779,220	0.60%	0.00%	24.20%
2023	9,809	65.49	642,413	0.60%	0.00%	33.98%
2022	9,760	48.88	477,052	0.60%	0.00%	-29.12%
2021	10,646	68.96	734,148	0.60%	0.00%	27.88%
2020	13,424	53.92	723,894	0.60%	0.00%	34.33%

AB Sustainable Global Thematic Portfolio Class B
2024	1,846	$31.93	$58,926	0.60%	0.00%	5.32%
2023	1,837	30.31	55,676	0.60%	0.03%	15.01%
2022	1,998	26.36	52,671	0.60%	0.00%	-27.60%
2021	1,965	36.41	71,525	0.60%	0.00%	21.84%
2020	1,959	29.88	58,529	0.60%	0.47%	38.25%

LVIP American Century International Fund Class I (formerly American Century VP International Fund Class I)
2024	46,199	$27.56	$1,273,128	0.60%	1.65%	1.99%
2023	49,339	27.02	1,333,156	0.60%	1.37%	11.90%
2022	49,951	24.15	1,206,207	0.60%	1.45%	-25.21%
2021	49,669	32.29	1,603,608	0.60%	0.16%	8.10%
2020	49,386	29.87	1,475,027	0.60%	0.48%	25.12%

LVIP American Century Value Fund Class I (formerly American Century VP Value Fund Class I)
2024	72,737	$61.80	$4,495,408	0.60%	2.94%	8.82%
2023	76,210	56.79	4,328,174	0.60%	2.38%	8.44%
2022	79,584	52.37	4,167,846	0.60%	2.10%	-0.06%
2021	78,991	52.40	4,139,344	0.60%	1.73%	23.76%
2020	85,174	42.34	3,606,408	0.60%	2.32%	0.37%

Fidelity VIP Contrafund Portfolio Initial Class
2024	197,745	$79.66	$15,751,863	0.60%	0.19%	32.99%
2023	206,626	59.90	12,376,662	0.60%	0.49%	32.65%
2022	219,980	45.16	9,933,272	0.60%	0.50%	-26.76%
2021	233,472	61.65	14,393,539	0.60%	0.06%	27.07%
2020	245,355	48.52	11,903,984	0.60%	0.25%	29.78%

Fidelity VIP Equity-Income Portfolio Initial Class
2024	80,598	$54.12	$4,362,339	0.60%	1.77%	14.65%
2023	84,982	47.21	4,011,712	0.60%	1.89%	9.98%
2022	96,017	42.92	4,121,183	0.60%	1.86%	-5.53%
2021	104,997	45.43	4,770,349	0.60%	1.91%	24.14%
2020	107,562	36.60	3,936,479	0.60%	1.80%	6.05%

Fidelity VIP Growth Opportunities Portfolio Initial Class
2024	118,050	$95.70	$11,297,555	0.60%	0.00%	38.05%
2023	127,133	69.32	8,813,111	0.60%	0.00%	44.78%
2022	129,339	47.88	6,193,043	0.60%	0.00%	-38.52%
2021	136,593	77.88	10,638,437	0.60%	0.00%	11.27%
2020	143,298	70.00	10,030,252	0.60%	0.01%	67.64%

B-30

The Guardian Separate Account K

NOTES TO FINANCIAL STATEMENTS

December 31, 2024 (continued)

	Units Outstanding	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
PARK AVENUE LIFE SERIES		Unit Value	In Whole $

Fidelity VIP High Income Portfolio Initial Class
2024	21,933	$23.40	$513,151	0.60%	6.07%	8.32%
2023	22,170	21.60	478,876	0.60%	5.75%	9.81%
2022	22,238	19.67	437,422	0.60%	5.22%	-11.91%
2021	20,660	22.33	461,301	0.60%	5.39%	3.78%
2020	20,086	21.51	432,143	0.60%	5.14%	2.13%

Fidelity VIP Index 500 Portfolio Initial Class
2024	184,104	$78.39	$14,432,657	0.60%	1.26%	24.15%
2023	200,280	63.15	12,646,870	0.60%	1.48%	25.44%
2022	207,625	50.34	10,452,092	0.60%	1.47%	-18.70%
2021	214,292	61.92	13,269,607	0.60%	1.26%	27.81%
2020	218,075	48.45	10,565,967	0.60%	1.75%	17.53%

Fidelity VIP Government Money Market Portfolio Service Class 2
2024	144,685	$15.45	$2,235,407	0.60%	4.73%	4.20%
2023	158,622	14.83	2,351,872	0.60%	4.53%	3.99%
2022	174,367	14.26	2,486,176	0.60%	1.32%	0.64%
2021	153,961	14.17	2,181,182	0.60%	0.01%	-0.60%
2020	119,027	14.25	1,696,432	0.60%	0.28%	-0.37%

Janus Henderson Enterprise Portfolio Institutional Shares
2024	116,308	$37.02	$4,305,574	0.60%	0.72%	14.91%
2023	129,111	32.22	4,159,341	0.60%	0.16%	17.36%
2022	131,571	27.45	3,611,505	0.60%	0.37%	-16.44%
2021	136,825	32.85	4,494,905	0.60%	0.32%	16.13%
2020	144,060	28.29	4,075,263	0.60%	0.11%	18.76%

Janus Henderson Forty Portfolio Institutional Shares
2024	69,878	$67.26	$4,699,801	0.60%	0.11%	27.70%
2023	66,470	52.67	3,500,980	0.60%	0.19%	39.12%
2022	69,114	37.86	2,616,573	0.60%	0.19%	-33.95%
2021	72,276	57.32	4,142,834	0.60%	0.49%	22.16%
2020	79,349	46.92	3,723,203	0.60%	0.73%	38.56%

Janus Henderson Research Portfolio Institutional Shares
2024	44,574	$43.32	$1,930,936	0.60%	0.03%	34.50%
2023	46,805	32.21	1,507,517	0.60%	0.14%	42.31%
2022	46,184	22.63	1,045,247	0.60%	0.71%	-30.31%
2021	46,936	32.48	1,524,291	0.60%	0.10%	19.61%
2020	52,924	27.15	1,436,971	0.60%	0.55%	32.15%

Janus Henderson Global Research Portfolio Institutional Shares
2024	129,963	$24.66	$3,204,407	0.60%	0.76%	22.84%
2023	134,258	20.07	2,694,815	0.60%	0.93%	26.02%
2022	142,625	15.93	2,271,716	0.60%	1.63%	-19.90%
2021	149,561	19.88	2,973,840	0.60%	0.51%	17.38%
2020	167,875	16.94	2,843,725	0.60%	0.82%	19.34%

MFS Total Return Bond Series Initial Class
2024	31,078	$25.88	$804,390	0.60%	4.16%	1.93%
2023	33,384	25.39	847,702	0.60%	3.17%	6.74%
2022	32,892	23.79	782,508	0.60%	2.74%	-14.45%
2021	33,785	27.81	939,527	0.60%	2.67%	-1.41%
2020	30,074	28.21	848,264	0.60%	3.47%	7.82%

B-31

The Guardian Separate Account K

NOTES TO FINANCIAL STATEMENTS

December 31, 2024 (continued)

	Units Outstanding	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
PARK AVENUE LIFE SERIES		Unit Value	In Whole $

MFS Growth Series Initial Class
2024	93,086	$98.28	$9,148,360	0.60%	0.00%	30.67%
2023	94,824	75.21	7,131,595	0.60%	0.00%	35.05%
2022	100,077	55.69	5,573,305	0.60%	0.00%	-32.05%
2021	107,894	81.95	8,842,110	0.60%	0.00%	22.79%
2020	114,007	66.74	7,608,947	0.60%	0.00%	31.06%

MFS Investors Trust Series Initial Class
2024	84,038	$65.88	$5,536,269	0.60%	0.70%	18.80%
2023	88,788	55.45	4,923,384	0.60%	0.73%	18.27%
2022	92,016	46.89	4,314,346	0.60%	0.67%	-16.99%
2021	96,297	56.48	5,439,227	0.60%	0.63%	26.05%
2020	101,472	44.81	4,546,945	0.60%	0.63%	13.18%

MFS New Discovery Series Initial Class
2024	24,605	$42.34	$1,041,839	0.60%	0.00%	6.08%
2023	36,480	39.92	1,456,102	0.60%	0.00%	13.73%
2022	36,687	35.10	1,287,629	0.60%	0.00%	-30.18%
2021	41,905	50.27	2,106,518	0.60%	0.00%	1.19%
2020	46,874	49.68	2,328,605	0.60%	0.00%	45.01%

MFS Research Series Initial Class
2024	29,042	$44.52	$1,292,991	0.60%	0.61%	18.16%
2023	29,299	37.68	1,103,978	0.60%	0.53%	21.68%
2022	33,190	30.97	1,027,727	0.60%	0.49%	-17.71%
2021	33,680	37.63	1,267,306	0.60%	0.54%	24.05%
2020	37,750	30.33	1,145,031	0.60%	0.73%	15.89%

MFS Total Return Series Initial Class
2024	82,766	$45.77	$3,788,432	0.60%	2.48%	7.10%
2023	87,590	42.74	3,743,349	0.60%	2.08%	9.78%
2022	90,464	38.93	3,521,744	0.60%	1.68%	-10.12%
2021	98,572	43.32	4,269,662	0.60%	1.79%	13.43%
2020	102,353	38.19	3,908,486	0.60%	2.31%	9.15%

Guardian All Cap Core VIP Fund(4)
2024	1,057,413	$13.83	$14,618,740	0.60%	0.00%	19.37%
2023	1,143,620	11.58	13,244,569	0.60%	0.00%	22.19%
2022	1,203,019	9.48	11,401,930	0.60%	0.00%	-5.22%

Guardian Core Fixed Income VIP Fund(4)
2024	217,320	$10.13	$2,200,485	0.60%	0.00%	0.87%
2023	223,150	10.04	2,240,060	0.60%	0.00%	4.88%
2022	236,357	9.57	2,262,198	0.60%	0.00%	-4.29%

Guardian Short Duration Bond VIP Fund(4)
2024	73,858	$10.48	$774,020	0.60%	0.00%	4.09%
2023	87,174	10.07	877,670	0.60%	0.00%	3.47%
2022	91,760	9.73	892,866	0.60%	0.00%	-2.70%

Guardian Balanced Allocation VIP Fund(4)
2024	1,036,073	$12.49	$12,937,695	0.60%	0.00%	13.13%
2023	1,124,599	11.04	12,413,588	0.60%	0.00%	17.16%
2022	1,162,173	9.42	10,949,634	0.60%	0.00%	-5.78%

B-32

The Guardian Separate Account K

NOTES TO FINANCIAL STATEMENTS

December 31, 2024 (continued)

	Units Outstanding	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
PARK AVENUE MILLENNIUM SERIES		Unit Value	In Whole $

Victory RS Large Cap Alpha VIP Series
2024	54,484	$37.71	$2,054,606	—	1.37%	21.54%
2023	54,630	31.03	1,695,019	—	1.33%	13.69%
2022	60,154	27.29	1,641,689	—	1.41%	-4.33%
2021	61,345	28.53	1,750,048	—	1.12%	23.49%
2020	81,124	23.10	1,874,061	—	1.37%	-0.44%

Victory 500 Index VIP Series
2024	42,349	$59.99	$2,540,645	—	1.39%	24.96%
2023	42,593	48.01	2,044,934	—	1.39%	26.94%
2022	44,916	37.82	1,698,784	—	1.28%	-19.36%
2021	45,230	46.90	2,121,224	—	1.25%	27.43%
2020	47,470	36.80	1,747,038	—	2.11%	20.13%

Victory High Yield VIP Series
2024	2,001	$38.54	$77,141	—	9.75%	8.42%
2023	1,969	35.55	69,987	—	8.40%	11.41%
2022	2,093	31.91	66,775	—	7.22%	-13.55%
2021	2,083	36.91	76,875	—	4.63%	5.85%
2020	2,745	34.87	95,729	—	7.24%	7.92%

Victory INCORE Low Duration Bond VIP Series(5)
2024	—	$—	$—	—	—	—
2023	—	—	—	—	—	—
2022	—	—	—	—	—	—
2021	186	15.82	2,935	—	1.98%	1.00%
2020	196	15.67	3,063	—	2.51%	4.33%

Victory INCORE Investment Quality Bond VIP Series(5)
2024	—	$—	$—	—	—	—
2023	—	—	—	—	—	—
2022	—	—	—	—	—	—
2021	8,228	28.01	230,473	—	2.16%	-0.22%
2020	8,392	28.07	235,563	—	2.87%	8.35%

Victory RS International VIP Series
2024	6,814	$27.40	$186,689	—	2.89%	5.50%
2023	6,743	25.97	175,125	—	2.77%	20.02%
2022	6,870	21.64	148,644	—	2.77%	-15.81%
2021	7,176	25.70	184,450	—	1.86%	14.37%
2020	8,865	22.47	199,229	—	2.81%	6.24%

Victory Sophus Emerging Markets VIP Series
2024	3,362	$47.11	$158,418	—	2.73%	5.24%
2023	3,301	44.77	147,805	—	3.31%	11.03%
2022	3,718	40.32	149,899	—	0.81%	-22.46%
2021	4,926	52.00	256,187	—	0.84%	-4.42%
2020	4,828	54.41	262,692	—	2.06%	16.17%

Victory RS Small Cap Growth Equity VIP Series
2024	9,544	$57.81	$551,677	—	0.00%	11.82%
2023	9,661	51.70	499,440	—	0.00%	20.40%
2022	13,915	42.94	597,455	—	0.00%	-36.36%
2021	14,699	67.47	991,699	—	0.00%	-10.43%
2020	16,003	75.32	1,205,346	—	0.00%	38.06%

B-33

The Guardian Separate Account K

NOTES TO FINANCIAL STATEMENTS

December 31, 2024 (continued)

	Units Outstanding	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
PARK AVENUE MILLENNIUM SERIES		Unit Value	In Whole $

Gabelli Capital Asset Fund
2024	11,337	$58.86	$667,264	—	0.67%	11.30%
2023	11,294	52.88	597,249	—	0.50%	11.86%
2022	11,354	47.28	536,797	—	0.43%	-12.92%
2021	13,396	54.29	727,299	—	0.47%	20.48%
2020	13,660	45.06	615,569	—	0.17%	6.34%

Value Line Centurion Fund(5)
2024	—	$—	$—	—	—	—
2023	—	—	—	—	—	—
2022	—	—	—	—	—	—
2021	13,639	29.78	406,144	—	0.02%	19.67%
2020	14,142	24.88	351,899	—	0.08%	17.55%

Value Line Strategic Asset Management Trust(5)
2024	—	$—	$—	—	—	—
2023	—	—	—	—	—	—
2022	—	—	—	—	—	—
2021	8,823	44.22	390,149	—	0.31%	15.87%
2020	8,786	38.17	335,317	—	0.49%	17.98%

Invesco V.I. American Franchise Fund Series I
2024	5,977	$40.56	$242,390	—	0.00%	34.89%
2023	5,954	30.07	179,014	—	0.00%	40.93%
2022	5,904	21.34	125,964	—	0.00%	-31.11%
2021	5,839	30.97	180,843	—	0.00%	11.93%
2020	6,146	27.67	170,057	—	0.07%	42.35%

Invesco V.I. Equity & Income Fund Series I
2024	587	$27.83	$16,335	—	1.84%	12.12%
2023	579	24.83	14,379	—	2.02%	10.56%
2022	858	22.46	19,272	—	1.77%	-7.51%
2021	844	24.28	20,480	—	3.85%	13.98%
2020	820	21.30	17,458	—	1.97%	-1.49%

Invesco V.I. Core Equity Fund Series I
2024	15,406	$34.37	$529,553	—	0.71%	25.61%
2023	12,778	27.37	349,676	—	0.74%	23.36%
2022	13,640	22.18	302,583	—	0.91%	-20.55%
2021	13,471	27.92	376,115	—	0.67%	27.74%
2020	13,918	21.86	304,201	—	1.34%	13.85%

AB VPS Relative Value Portfolio Class B(5)
2024	1,910	$52.19	$99,704	—	1.25%	12.76%
2023	1,925	46.28	89,114	—	1.23%	11.72%
2022	2,293	41.43	94,979	—	1.14%	-4.42%
2021	2,287	43.34	99,133	—	0.64%	27.84%
2020	2,302	33.90	78,044	—	1.35%	2.47%

AB VPS Large Cap Growth Portfolio Class B
2024	98	$93.24	$9,102	—	0.00%	24.95%
2023	97	74.62	7,265	—	0.00%	34.79%
2022	97	55.36	5,359	—	0.00%	-28.69%
2021	96	77.63	7,457	—	0.00%	28.65%
2020	156	60.34	9,385	—	0.00%	35.15%

B-34

The Guardian Separate Account K

NOTES TO FINANCIAL STATEMENTS

December 31, 2024 (continued)

	Units Outstanding	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
PARK AVENUE MILLENNIUM SERIES		Unit Value	In Whole $

Davis Financial Portfolio
2024	3,149	$56.27	$177,170	—	2.01%	29.50%
2023	3,123	43.45	135,699	—	2.25%	15.29%
2022	3,141	37.69	118,372	—	1.91%	-8.53%
2021	3,102	41.20	127,825	—	1.43%	30.54%
2020	3,143	31.56	99,215	—	1.60%	-5.99%

Davis Real Estate Portfolio
2024	2,523	$61.61	$155,420	—	2.03%	4.92%
2023	2,499	58.72	146,744	—	2.51%	10.65%
2022	2,575	53.07	136,665	—	1.72%	-26.80%
2021	2,548	72.50	184,735	—	1.19%	41.98%
2020	2,609	51.06	133,238	—	2.02%	-8.08%

Davis Equity Portfolio (formerly Davis Value Portfolio)
2024	7,626	$50.76	$387,124	—	1.12%	18.05%
2023	7,782	43.00	334,597	—	1.35%	32.63%
2022	8,069	32.42	261,607	—	1.23%	-20.13%
2021	8,814	40.59	357,786	—	0.60%	17.85%
2020	8,938	34.44	307,858	—	0.74%	11.72%

Fidelity VIP Contrafund Portfolio Service Class 2
2024	11,297	$87.56	$989,166	—	0.03%	33.45%
2023	11,516	65.62	755,614	—	0.27%	33.12%
2022	11,902	49.29	586,701	—	0.24%	-26.49%
2021	16,569	67.05	1,110,990	—	0.03%	27.51%
2020	17,777	52.59	934,811	—	0.08%	30.23%

Fidelity VIP Equity-Income Portfolio Service Class 2
2024	12,262	$51.21	$627,952	—	1.64%	15.06%
2023	12,386	44.51	551,265	—	1.80%	10.38%
2022	12,335	40.32	497,388	—	1.76%	-5.25%
2021	12,226	42.56	520,293	—	1.67%	24.60%
2020	12,526	34.15	427,790	—	1.73%	6.44%

Fidelity VIP Growth Opportunities Portfolio Service Class 2
2024	3,283	$86.84	$285,114	—	0.00%	38.56%
2023	3,472	62.67	217,614	—	0.00%	45.30%
2022	3,300	43.13	142,362	—	0.00%	-38.32%
2021	3,322	69.93	232,282	—	0.00%	11.67%
2020	3,496	62.62	218,920	—	0.00%	68.23%

Fidelity VIP Mid Cap Portfolio Service Class 2
2024	5,189	$94.77	$491,744	—	0.36%	17.18%
2023	5,182	80.88	419,124	—	0.39%	14.80%
2022	5,233	70.45	368,630	—	0.28%	-14.97%
2021	5,214	82.85	431,966	—	0.33%	25.31%
2020	6,079	66.12	401,908	—	0.40%	17.87%

Fidelity VIP Government Money Market Portfolio Service Class 2
2024	27,975	$14.57	$407,640	—	4.73%	4.83%
2023	27,012	13.90	375,445	—	4.53%	4.62%
2022	26,447	13.29	351,376	—	1.32%	1.25%
2021	25,550	13.12	335,272	—	0.01%	0.00%
2020	25,766	13.12	338,101	—	0.28%	0.23%

B-35

The Guardian Separate Account K

NOTES TO FINANCIAL STATEMENTS

December 31, 2024 (continued)

	Units Outstanding	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
PARK AVENUE MILLENNIUM SERIES		Unit Value	In Whole $

Janus Henderson Enterprise Portfolio Service Shares
2024	6,339	$81.51	$516,725	—	0.63%	15.32%
2023	6,297	70.68	445,041	—	0.09%	17.78%
2022	6,407	60.01	384,533	—	0.27%	-16.15%
2021	7,210	71.57	516,049	—	0.24%	16.54%
2020	7,657	61.41	470,209	—	0.04%	19.18%

Janus Henderson Forty Portfolio Service Shares
2024	6,214	$107.36	$667,139	—	0.01%	28.14%
2023	6,227	83.78	521,728	—	0.13%	39.65%
2022	6,282	59.99	376,894	—	0.05%	-33.73%
2021	6,697	90.53	606,254	—	0.54%	22.60%
2020	7,065	73.84	521,717	—	0.62%	39.03%

Janus Henderson Research Portfolio Service Shares
2024	10,689	$67.43	$720,799	—	0.00%	34.96%
2023	10,854	49.97	542,312	—	0.06%	44.54%
2022	11,174	34.57	386,295	—	0.57%	-30.90%
2021	11,705	50.03	585,559	—	0.02%	20.05%
2020	11,642	41.67	485,147	—	0.35%	32.58%

Janus Henderson Global Research Portfolio Service Shares
2024	17,728	$39.51	$700,516	—	0.60%	23.27%
2023	17,527	32.05	561,853	—	0.78%	26.47%
2022	17,224	25.35	436,562	—	1.49%	-19.61%
2021	16,827	31.53	530,537	—	0.37%	17.80%
2020	17,215	26.76	460,745	—	0.65%	19.76%

MFS Growth Series Initial Class
2024	14,310	$53.91	$771,407	—	0.00%	31.47%
2023	14,376	41.00	589,502	—	0.00%	35.86%
2022	14,349	30.18	433,069	—	0.00%	-31.63%
2021	14,258	44.15	629,455	—	0.00%	23.53%
2020	14,595	35.74	521,566	—	0.00%	31.86%

MFS Investors Trust Series Initial Class
2024	3,575	$54.56	$195,018	—	0.70%	19.52%
2023	3,738	45.64	170,624	—	0.73%	18.98%
2022	3,741	38.36	143,517	—	0.67%	-16.49%
2021	3,736	45.94	171,634	—	0.63%	26.81%
2020	3,964	36.23	143,612	—	0.63%	13.87%

MFS New Discovery Series Initial Class
2024	5,998	$49.04	$294,158	—	0.00%	6.72%
2023	5,974	45.95	274,520	—	0.00%	14.41%
2022	6,025	40.16	241,967	—	0.00%	-29.76%
2021	6,300	57.18	360,237	—	0.00%	1.80%
2020	6,369	56.17	357,746	—	0.00%	45.89%

MFS Research Series Initial Class
2024	852	$50.77	$43,274	—	0.61%	18.87%
2023	843	42.71	35,998	—	0.53%	22.42%
2022	1,108	34.89	38,649	—	0.49%	-17.21%
2021	1,093	42.14	46,059	—	0.54%	24.80%
2020	1,078	33.77	36,415	—	0.73%	16.59%

B-36

The Guardian Separate Account K

NOTES TO FINANCIAL STATEMENTS

December 31, 2024 (continued)

	Units Outstanding	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
PARK AVENUE MILLENNIUM SERIES		Unit Value	In Whole $

MFS Total Return Series Initial Class
2024	7,837	$45.40	$355,784	—	2.48%	7.75%
2023	7,950	42.13	334,936	—	2.08%	10.44%
2022	8,346	38.15	318,390	—	1.68%	-9.58%
2021	9,162	42.19	386,530	—	1.79%	14.12%
2020	9,790	36.97	361,960	—	2.31%	9.81%

Guardian All Cap Core VIP Fund(4)
2024	38,521	$14.05	$541,205	—	0.00%	20.10%
2023	38,260	11.70	447,591	—	0.00%	22.93%
2022	37,939	9.52	361,037	—	0.00%	-4.84%

Guardian Core Fixed Income VIP Fund(4)
2024	21,159	$10.29	$217,725	—	0.00%	1.48%
2023	20,615	10.14	209,036	—	0.00%	5.52%
2022	20,065	9.61	192,821	—	0.00%	-3.90%

Guardian Short Duration Bond VIP Fund(4)
2024	252	$10.65	$2,683	—	0.00%	4.72%
2023	260	10.17	2,649	—	0.00%	4.09%
2022	272	9.77	2,660	—	0.00%	-2.30%

Guardian Balanced Allocation VIP Fund(4)
2024	31,784	$12.69	$403,339	—	0.00%	13.81%
2023	31,660	11.15	353,006	—	0.00%	17.86%
2022	35,233	9.46	333,303	—	0.00%	-5.40%

(1)	These amounts represent the annualized policy expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policyowner accounts through the redemption of units and expenses of the underlying fund have been excluded.
(2)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the year to date daily average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against policyowner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests. The investment income ratio is annualized in the initial year in which units of a product were purchased.
(3)	Total returns are not annualized for periods less than a year. These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment divisions with a date notation indicate the effective date of that investment division in the variable account. The total returns are calculated for each period indicated or from the effective date through the end of the reporting period.
(4)	Portfolio commenced operations April 29, 2022.
(5)	As of April 29, 2022, certain funds were liquidated as a result of fund substitution and no longer available as an investment allocation option under this contract. After the liquidation date, any accumulation value remaining in the liquidated funds were transferred to each respective Guardian VIP Fund. The expense ratio, investment income ratio and total returns were and total returns were not applicable as of December 31, 2022 as a result of liquidation.

B-37

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Board of Directors of

The Guardian Insurance & Annuity Company, Inc.

and the Contract Owners of The Guardian Separate Account K

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the investment options of The Guardian Separate Account K indicated in the table below as of December 31, 2024, and the related statements of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the investment options of The Guardian Separate Account K as of December 31, 2024, and the results of each of their operations for the year then ended, and the changes in each of their net assets for each of the two years in the period ended December 31, 2024, in conformity with accounting principles generally accepted in the United States of America.

Victory RS Large Cap Alpha VIP Series

Victory 500 Index VIP Series

Victory High Yield VIP Series

Victory RS International VIP Series

Victory Sophus Emerging Markets VIP Series

Victory RS Small Cap Growth Equity VIP Series

Gabelli Capital Asset Fund

Invesco V.I. American Franchise Fund Series I

Invesco V.I. Equity and Income Fund Series I

Invesco V.I. Core Equity Fund Series I

AB VPS Relative Value Portfolio Class B

AB VPS Large Cap Growth Portfolio Class B

AB Sustainable Global Thematic Portfolio Class B

LVIP American Century International Fund Class I

LVIP American Century Value Fund Class I

Davis Financial Portfolio

Davis Real Estate Portfolio

Davis Equity Portfolio

Fidelity VIP Contrafund® Portfolio Initial Class

Fidelity VIP Equity-Income Portfolio Initial Class

Fidelity VIP Growth Opportunities Portfolio Initial Class

Fidelity VIP High Income Portfolio Initial Class

Fidelity VIP Index 500 Portfolio Initial Class

Fidelity VIP Contrafund® Portfolio Service Class 2

Fidelity VIP Equity-Income Portfolio Service Class 2

Fidelity VIP Growth Opportunities Portfolio Service Class 2

Fidelity VIP Mid Cap Portfolio Service Class 2

Fidelity VIP Government Money Market Portfolio Service Class 2

Janus Henderson Enterprise Portfolio Institutional Shares

Janus Henderson Forty Portfolio Institutional Shares

Janus Henderson Research Portfolio Institutional Shares

Janus Henderson Global Research Portfolio Institutional Shares

Janus Henderson Enterprise Portfolio Service Shares

Janus Henderson Forty Portfolio Service Shares

Janus Henderson Research Portfolio Service Shares

Janus Henderson Global Research Portfolio Service Shares

MFS® Total Return Bond Series Initial Class

MFS® Growth Series Initial Class

MFS® Investors Trust Series Initial Class

MFS® New Discovery Series Initial Class

MFS® Research Series Initial Class

MFS® Total Return Series Initial Class

Guardian All Cap Core VIP Fund

Guardian Core Fixed Income VIP Fund

Guardian Short Duration Bond VIP Fund

Guardian Balanced Allocation VIP Fund

Basis for Opinions

These financial statements are the responsibility of The Guardian Insurance & Annuity Company, Inc.’s management. Our responsibility is to express an opinion on the financial statements of each of the investment options of The Guardian Separate Account K based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the investment options of The Guardian Separate Account K in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

PricewaterhouseCoopers LLP, PricewaterhouseCoopers Center, 300 Madison Avenue, New York, NY 10017

T: (646) 471 3000, www.pwc.com/us

B-38

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2024, by correspondence with the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

New York, New York

April 17, 2025

We have served as the auditor of one or more of the investment options of The Guardian Separate Account K since 1995.

B-39